JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 28.2%
Aerospace & Defense — 0.5%
Boeing Co. (The)
1.43%, 2/4/2024	20,280	20,282
4.88%, 5/1/2025	29,594	32,435
Leidos, Inc. 2.95%, 5/15/2023	4,150	4,264

		56,981

Automobiles — 1.5%
BMW US Capital LLC (Germany) 3.80%, 4/6/2023 (a)	16,490	17,161
Daimler Finance North America LLC (Germany)
2.85%, 1/6/2022 (a)	1,178	1,180
3.40%, 2/22/2022 (a)	5,000	5,034
0.75%, 3/1/2024 (a)	20,000	19,839
2.70%, 6/14/2024 (a)	6,150	6,378
General Motors Co. 6.13%, 10/1/2025	18,140	20,926
Hyundai Capital America
3.95%, 2/1/2022 (a)	1,500	1,508
3.00%, 6/20/2022 (a)	1,445	1,461
2.85%, 11/1/2022 (a)	7,987	8,137
2.38%, 2/10/2023 (a)	7,302	7,423
5.75%, 4/6/2023 (a)	7,500	7,961
1.80%, 10/15/2025 (a)	8,440	8,429
1.30%, 1/8/2026 (a)	5,075	4,939
3.00%, 2/10/2027 (a)	5,806	6,046
Nissan Motor Acceptance Co. LLC 1.85%, 9/16/2026 (a)	15,360	14,914
Nissan Motor Co. Ltd. (Japan) 3.52%, 9/17/2025 (a)	21,920	22,978
Volkswagen Group of America Finance LLC (Germany)
2.90%, 5/13/2022 (a)	13,965	14,108
3.13%, 5/12/2023 (a)	2,359	2,433
4.25%, 11/13/2023 (a)	7,520	7,973

		178,828

Banks — 12.1%
ABN AMRO Bank NV (Netherlands) 4.75%, 7/28/2025 (a)	9,191	10,044
AIB Group plc (Ireland)
4.75%, 10/12/2023 (a)	11,415	12,133
(ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025 (a) (b)	14,465	15,309
ANZ New Zealand Int’l Ltd. (New Zealand) 2.88%, 1/25/2022 (a)	3,000	3,011
Australia & New Zealand Banking Group Ltd. (Australia) 4.50%, 3/19/2024 (a)	1,000	1,070
Banco Bilbao Vizcaya Argentaria SA (Spain) 0.88%, 9/18/2023	21,200	21,171
Banco Santander SA (Spain)
2.71%, 6/27/2024	15,000	15,552
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.45%), 0.70%, 6/30/2024 (b)	21,200	21,081
2.75%, 5/28/2025	4,400	4,551
5.18%, 11/19/2025	16,800	18,732
Bank of America Corp.
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023 (b)	5,370	5,388
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (b)	25,285	25,856
(SOFR + 0.41%), 0.52%, 6/14/2024 (b)	16,264	16,142
(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 7/23/2024 (b)	13,480	14,081
(SOFR + 0.69%), 0.74%, 4/22/2025 (b)	23,670	23,802
(SOFR + 0.91%), 0.98%, 9/25/2025 (b)	15,110	14,918
(SOFR + 1.15%), 1.32%, 6/19/2026 (b)	14,105	13,970
Bank of Nova Scotia (The) (Canada)
2.00%, 11/15/2022	14,818	15,031
1.95%, 2/1/2023	2,285	2,319
Banque Federative du Credit Mutuel SA (France)
2.70%, 7/20/2022 (a)	6,000	6,084
2.13%, 11/21/2022 (a)	11,835	12,012
3.75%, 7/20/2023 (a)	1,480	1,551
Barclays Bank plc (United Kingdom) 1.70%, 5/12/2022	7,470	7,502
Barclays plc (United Kingdom)
3.68%, 1/10/2023	2,835	2,844
(ICE LIBOR USD 3 Month + 1.40%), 4.61%, 2/15/2023 (b)	7,355	7,412
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.01%, 12/10/2024 (b)	14,600	14,502
(ICE LIBOR USD 3 Month + 1.61%), 3.93%, 5/7/2025 (b)	12,500	13,200
BBVA USA 2.88%, 6/29/2022	3,824	3,870
BNP Paribas SA (France)
3.50%, 3/1/2023 (a)	2,100	2,170
3.80%, 1/10/2024 (a)	14,267	15,018
3.38%, 1/9/2025 (a)	8,424	8,881
(ICE LIBOR USD 3 Month + 2.24%), 4.70%, 1/10/2025 (a) (b)	15,000	16,044
4.38%, 9/28/2025 (a)	4,883	5,300
(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (b)	8,200	7,989
BNZ International Funding Ltd. (New Zealand) 2.90%, 2/21/2022 (a)	5,410	5,441
Canadian Imperial Bank of Commerce (Canada)
0.95%, 6/23/2023	4,480	4,492

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(ICE LIBOR USD 3 Month + 0.79%), 2.61%, 7/22/2023 (b)	2,500	2,530
3.10%, 4/2/2024	4,805	5,029
Citigroup, Inc.
2.70%, 10/27/2022	2,500	2,545
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023 (b)	13,924	13,974
(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023 (b)	6,966	7,060
(SOFR + 0.69%), 0.78%, 10/30/2024 (b)	12,175	12,100
(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025 (b)	15,000	15,704
(SOFR + 2.84%), 3.11%, 4/8/2026 (b)	8,525	8,937
(SOFR + 0.77%), 1.12%, 1/28/2027 (b)	13,725	13,326
Cooperatieve Rabobank UA (Netherlands)
2.75%, 1/10/2022	500	501
3.88%, 2/8/2022	2,000	2,013
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.00%, 9/24/2026 (a) (b)	10,550	10,332
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 1.11%, 2/24/2027 (a) (b)	16,355	15,936
Credit Agricole SA (France)
3.38%, 1/10/2022 (a)	5,000	5,015
3.75%, 4/24/2023 (a)	8,885	9,251
4.38%, 3/17/2025 (a)	29,887	32,225
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (b)	12,090	12,144
Credit Suisse Group Funding Guernsey Ltd. (Switzerland) 3.80%, 9/15/2022	3,000	3,074
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.03%), 1.17%, 12/8/2023 (a) (b)	18,115	18,123
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.98%, 9/10/2025 (a) (b)	18,460	18,208
DNB Bank ASA (Norway)
2.15%, 12/2/2022 (a)	14,706	14,947
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026 (a) (b)	14,945	14,675
Federation des Caisses Desjardins du Quebec (Canada) 2.05%, 2/10/2025 (a)	4,430	4,513
Fifth Third Bancorp
3.50%, 3/15/2022	1,000	1,006
2.60%, 6/15/2022	6,850	6,917
2.38%, 1/28/2025	3,196	3,293
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.06%), 3.26%, 3/13/2023 (b)	5,218	5,255
(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023 (b)	6,364	6,494
(SOFR + 0.53%), 0.73%, 8/17/2024 (b)	25,530	25,347
(SOFR + 0.58%), 1.16%, 11/22/2024 (b)	14,555	14,532
(SOFR + 0.71%), 0.98%, 5/24/2025 (b)	7,325	7,243
(SOFR + 1.54%), 1.64%, 4/18/2026 (b)	15,272	15,202
(SOFR + 1.93%), 2.10%, 6/4/2026 (b)	11,950	12,025
ING Groep NV (Netherlands) 4.10%, 10/2/2023	16,770	17,708
Lloyds Bank plc (United Kingdom) 2.25%, 8/14/2022	600	607
Lloyds Banking Group plc (United Kingdom)
3.00%, 1/11/2022	1,200	1,203
(ICE LIBOR USD 3 Month + 1.25%), 2.86%, 3/17/2023 (b)	17,350	17,457
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.33%, 6/15/2023 (b)	6,845	6,863
4.05%, 8/16/2023	15,000	15,802
(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023 (b)	25,124	25,583
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.70%, 5/11/2024 (b)	14,735	14,682
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 3.87%, 7/9/2025 (b)	5,850	6,212
4.58%, 12/10/2025	5,977	6,555
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.22%, 3/7/2022	1,400	1,411
2.62%, 7/18/2022	800	811
2.67%, 7/25/2022	3,535	3,585
3.76%, 7/26/2023	4,272	4,478
3.41%, 3/7/2024	2,970	3,121
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 0.85%, 9/15/2024 (b)	8,340	8,318
2.19%, 2/25/2025	13,695	14,043
1.41%, 7/17/2025	5,310	5,287
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.95%, 7/19/2025 (b)	27,160	26,888

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Mizuho Financial Group Cayman 3 Ltd. (Japan) 4.60%, 3/27/2024 (a)	41,100	43,854
Mizuho Financial Group, Inc. (Japan)
2.95%, 2/28/2022	4,290	4,317
2.60%, 9/11/2022	536	545
(ICE LIBOR USD 3 Month + 0.84%), 2.72%, 7/16/2023 (b)	5,022	5,083
(SOFR + 1.25%), 1.24%, 7/10/2024 (b)	21,195	21,283
(SOFR + 0.87%), 0.85%, 9/8/2024 (b)	6,315	6,296
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (b)	18,070	17,544
National Bank of Canada (Canada)
2.15%, 10/7/2022 (a)	3,890	3,944
2.10%, 2/1/2023	5,755	5,847
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.77%), 0.90%, 8/15/2023 (b)	3,750	3,755
NatWest Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023 (b)	14,560	14,733
3.88%, 9/12/2023	7,780	8,133
4.80%, 4/5/2026	13,000	14,489
NatWest Markets plc (United Kingdom)
3.63%, 9/29/2022 (a)	15,000	15,389
2.38%, 5/21/2023 (a)	6,015	6,149
0.80%, 8/12/2024 (a)	12,455	12,286
Nordea Bank Abp (Finland)
4.25%, 9/21/2022 (a)	870	895
1.00%, 6/9/2023 (a)	3,120	3,134
3.75%, 8/30/2023 (a)	1,115	1,170
Santander UK Group Holdings plc (United Kingdom)
3.57%, 1/10/2023	10,000	10,030
(SOFR + 0.79%), 1.09%, 3/15/2025 (b)	15,360	15,224
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (b)	5,660	5,587
Skandinaviska Enskilda Banken AB (Sweden)
2.80%, 3/11/2022	1,700	1,711
3.05%, 3/25/2022 (a)	1,600	1,613
Societe Generale SA (France)
3.25%, 1/12/2022 (a)	1,905	1,911
4.25%, 9/14/2023 (a)	2,850	3,013
5.00%, 1/17/2024 (a)	14,000	14,942
3.88%, 3/28/2024 (a)	9,650	10,209
2.63%, 10/16/2024 (a)	17,970	18,508
2.63%, 1/22/2025 (a)	3,500	3,599
4.25%, 4/14/2025 (a)	13,088	13,941
1.38%, 7/8/2025 (a)	9,555	9,471
4.25%, 8/19/2026 (a)	7,000	7,543
Standard Chartered plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.15%), 4.25%, 1/20/2023 (a) (b)	15,645	15,717
(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (a) (b)	12,805	13,235
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 0.99%, 1/12/2025 (a) (b)	24,444	24,189
(ICE LIBOR USD 3 Month + 1.56%), 3.79%, 5/21/2025 (a) (b)	8,000	8,426
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.85%, 1/11/2022	1,890	1,895
2.78%, 7/12/2022	3,010	3,053
4.44%, 4/2/2024 (a)	30,250	32,257
1.47%, 7/8/2025	20,905	20,861
Sumitomo Mitsui Trust Bank Ltd. (Japan)
0.85%, 3/25/2024 (a)	25,935	25,780
0.80%, 9/16/2024 (a)	21,271	21,011
Svenska Handelsbanken AB (Sweden) 0.63%, 6/30/2023 (a)	3,350	3,346
Truist Bank 2.80%, 5/17/2022	1,500	1,514
Truist Financial Corp. 3.05%, 6/20/2022	8,275	8,378
UniCredit SpA (Italy)
3.75%, 4/12/2022 (a)	15,000	15,165
7.83%, 12/4/2023 (a)	10,000	11,212
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.57%, 9/22/2026 (a) (b)	2,120	2,126
Wells Fargo & Co.
(SOFR + 1.60%), 1.65%, 6/2/2024 (b)	31,246	31,574
(SOFR + 1.09%), 2.41%, 10/30/2025 (b)	600	616
(SOFR + 2.00%), 2.19%, 4/30/2026 (b)	4,065	4,151

		1,459,217

Beverages — 0.1%
Keurig Dr Pepper, Inc.
3.13%, 12/15/2023	1,735	1,808
0.75%, 3/15/2024	16,475	16,304

		18,112

Biotechnology — 0.4%
AbbVie, Inc. 2.30%, 11/21/2022	19,695	19,992
2.60%, 11/21/2024	5,500	5,701
Gilead Sciences, Inc. 0.75%, 9/29/2023	17,171	17,114

		42,807

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Capital Markets — 4.3%
Ameriprise Financial, Inc.
3.00%, 3/22/2022	1,035	1,043
3.00%, 4/2/2025	4,755	5,001
Credit Suisse Group AG (Switzerland)
3.57%, 1/9/2023(a)	24,956	25,025
3.80%, 6/9/2023	5,550	5,781
(ICE LIBOR USD 3 Month + 1.24%), 4.21%, 6/12/2024(a)(b)	10,585	11,056
(SOFR + 1.56%), 2.59%, 9/11/2025(a)(b)	30,000	30,676
(SOFR + 0.98%), 1.31%, 2/2/2027(a)(b)	13,115	12,694
Deutsche Bank AG (Germany)
(SOFR + 2.16%), 2.22%, 9/18/2024(b)	18,255	18,515
(SOFR + 1.13%), 1.45%, 4/1/2025(b)	5,000	4,982
(SOFR + 1.87%), 2.13%, 11/24/2026(b)	13,700	13,734
(SOFR + 1.22%), 2.31%, 11/16/2027(b)	11,165	11,146
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023(b)	6,825	6,897
Series VAR, (SOFR + 0.54%), 0.63%, 11/17/2023(b)	18,000	17,953
(SOFR + 0.57%), 0.67%, 3/8/2024(b)	51,280	51,091
(SOFR + 0.49%), 0.92%, 10/21/2024(b)	31,140	31,025
3.50%, 4/1/2025	8,685	9,209
Series VAR, (SOFR + 0.79%), 1.09%, 12/9/2026(b)	13,850	13,467
Macquarie Group Ltd. (Australia)
(ICE LIBOR USD 3 Month + 1.02%), 3.19%, 11/28/2023(a)(b)	10,500	10,747
(SOFR + 1.07%), 1.34%, 1/12/2027(a)(b)	15,754	15,410
Morgan Stanley
3.13%, 1/23/2023	10,319	10,602
3.75%, 2/25/2023	4,362	4,524
(SOFR + 0.46%), 0.53%, 1/25/2024(b)	40,595	40,436
(SOFR + 0.51%), 0.79%, 1/22/2025(b)	31,485	31,140
4.00%, 7/23/2025	3,205	3,477
(SOFR + 1.99%), 2.19%, 4/28/2026(b)	4,805	4,902
(SOFR + 0.72%), 0.98%, 12/10/2026(b)	13,321	12,883
Nomura Holdings, Inc. (Japan)
1.85%, 7/16/2025	8,625	8,663
1.65%, 7/14/2026	20,765	20,429
State Street Corp. (SOFR + 2.69%), 2.82%, 3/30/2023(b)	5,355	5,394
UBS AG (Switzerland)
1.75%, 4/21/2022(a)	8,310	8,345
0.70%, 8/9/2024(a)	19,275	19,071
UBS Group AG (Switzerland)
2.65%, 2/1/2022(a)	3,626	3,640
3.49%, 5/23/2023(a)	21,185	21,462
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 1.01%, 7/30/2024(a)(b)	8,160	8,155
4.13%, 9/24/2025(a)	10,350	11,271

		509,846

Chemicals — 0.0%(c)
International Flavors & Fragrances, Inc. 1.23%, 10/1/2025(a)	6,020	5,915

Construction & Engineering — 0.1%
Quanta Services, Inc. 0.95%, 10/1/2024	16,200	16,032

Consumer Finance — 1.7%
AerCap Ireland Capital DAC (Ireland)
3.30%, 1/23/2023	3,500	3,583
3.15%, 2/15/2024	12,885	13,303
1.65%, 10/29/2024	22,295	22,255
6.50%, 7/15/2025	12,660	14,482
4.45%, 10/1/2025	4,295	4,642
1.75%, 1/30/2026	8,260	8,097
American Honda Finance Corp.
2.05%, 1/10/2023	4,674	4,753
0.88%, 7/7/2023	9,380	9,399
Avolon Holdings Funding Ltd. (Ireland)
5.13%, 10/1/2023(a)	7,787	8,243
5.25%, 5/15/2024(a)	7,100	7,640
3.95%, 7/1/2024(a)	8,000	8,385
5.50%, 1/15/2026(a)	16,775	18,619
Capital One Financial Corp.
3.05%, 3/9/2022	5,340	5,366
2.60%, 5/11/2023	6,365	6,524
Caterpillar Financial Services Corp. 2.95%, 2/26/2022	7,135	7,182
General Motors Financial Co., Inc. 1.05%, 3/8/2024	6,435	6,394
Park Aerospace Holdings Ltd. (Ireland)
5.25%, 8/15/2022(a)	9,172	9,409
4.50%, 3/15/2023(a)	6,254	6,487
5.50%, 2/15/2024(a)	17,662	19,020
Toyota Motor Credit Corp.
1.15%, 5/26/2022	14,550	14,603
2.90%, 3/30/2023	8,880	9,149

		207,535

Diversified Financial Services — 0.2%
AIG Global Funding 2.70%, 12/15/2021(a)	1,700	1,701
CK Hutchison International 17 Ltd. (United Kingdom) 2.88%, 4/5/2022(a)	1,200	1,209

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Element Fleet Management Corp. (Canada) 1.60%, 4/6/2024(a)	21,754	21,856
Mitsubishi HC Capital, Inc. (Japan)
3.41%, 2/28/2022(a)	685	688
3.96%, 9/19/2023(a)	1,000	1,051

		26,505

Diversified Telecommunication Services — 0.1%
AT&T, Inc. (SOFR + 0.64%), 0.69%, 3/25/2024(b)	10,945	10,951

Electric Utilities — 1.1%
Alliant Energy Finance LLC 1.40%, 3/15/2026(a)	4,640	4,496
Edison International 2.95%, 3/15/2023	7,680	7,816
Entergy Corp. 0.90%, 9/15/2025	2,915	2,837
Exelon Corp. 3.50%, 6/1/2022	850	859
NextEra Energy Capital Holdings, Inc.
2.90%, 4/1/2022	860	867
(ICE LIBOR USD 3 Month + 0.27%), 0.43%, 2/22/2023(b)	12,995	12,974
0.65%, 3/1/2023	31,485	31,444
(SOFR + 0.40%), 0.45%, 11/3/2023(b)	17,625	17,594
Pacific Gas and Electric Co. 1.37%, 3/10/2023	24,650	24,512
Southern California Edison Co.
1.85%, 2/1/2022	119	119
(SOFR + 0.83%), 0.88%, 4/1/2024(b)	18,425	18,462
Vistra Operations Co. LLC 3.55%, 7/15/2024(a)	12,000	12,440

		134,420

Equity Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp.
2.25%, 1/15/2022	1,000	1,002
3.00%, 6/15/2023	3,140	3,235
Public Storage (SOFR + 0.47%), 0.52%, 4/23/2024(b)	12,850	12,859

		17,096

Food & Staples Retailing — 0.2%
7-Eleven, Inc.
0.63%, 2/10/2023(a)	6,640	6,620
0.80%, 2/10/2024(a)	15,035	14,873

		21,493

Food Products — 0.0%(c)
McCormick & Co., Inc. 3.50%, 9/1/2023	1,000	1,038

Gas Utilities — 0.4%
Atmos Energy Corp. 0.63%, 3/9/2023	6,975	6,961
CenterPoint Energy Resources Corp. 0.70%, 3/2/2023	22,550	22,482
ONE Gas, Inc. (ICE LIBOR USD 3 Month + 0.61%), 0.72%, 3/11/2023(b)	6,404	6,404
Southern California Gas Co. (ICE LIBOR USD 3 Month + 0.35%), 0.47%, 9/14/2023(b)	12,565	12,554
Southern Natural Gas Co. LLC 0.63%, 4/28/2023(a)	6,210	6,189

		54,590

Health Care Equipment & Supplies — 0.3%
Zimmer Biomet Holdings, Inc. 1.45%, 11/22/2024	31,130	31,132

Health Care Providers & Services — 0.5%
AmerisourceBergen Corp. 0.74%, 3/15/2023	9,460	9,451
Cigna Corp.
3.75%, 7/15/2023	720	751
0.61%, 3/15/2024	11,705	11,564
CVS Health Corp. 3.70%, 3/9/2023	1,189	1,230
Humana, Inc. 0.65%, 8/3/2023	36,025	35,831

		58,827

Household Products — 0.0%(c)
Reckitt Benckiser Treasury Services plc (United Kingdom) 2.38%, 6/24/2022(a)	800	807

Independent Power and Renewable Electricity Producers — 0.3%
Alexander Funding Trust 1.84%, 11/15/2023(a)	32,710	33,034
Exelon Generation Co. LLC
3.40%, 3/15/2022	1,798	1,806
3.25%, 6/1/2025	4,675	4,913

		39,753

Insurance — 1.1%
Athene Global Funding
4.00%, 1/25/2022(a)	600	603
3.00%, 7/1/2022(a)	3,863	3,917
1.20%, 10/13/2023(a)	14,000	14,068
0.95%, 1/8/2024(a)	7,650	7,625
2.75%, 6/25/2024(a)	2,970	3,078
0.91%, 8/19/2024(a)	29,420	29,105
2.50%, 1/14/2025(a)	3,165	3,259
Equitable Financial Life Global Funding 1.00%, 1/9/2026(a)	13,395	13,037
F&G Global Funding 1.75%, 6/30/2026(a)	11,240	11,204
Jackson National Life Global Funding
3.30%, 2/1/2022(a)	1,295	1,301
2.50%, 6/27/2022(a)	9,615	9,721
3.25%, 1/30/2024(a)	14,750	15,435
Liberty Mutual Group, Inc. 4.95%, 5/1/2022(a)	500	509
Lincoln National Corp. 4.20%, 3/15/2022	600	607
Metropolitan Life Global Funding I
3.38%, 1/11/2022(a)	1,500	1,505
2.40%, 6/17/2022(a)	1,650	1,668
3.00%, 1/10/2023(a)	5,600	5,744

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
1.95%, 1/13/2023(a)	4,955	5,029
Pricoa Global Funding I 3.45%, 9/1/2023(a)	466	483
Protective Life Global Funding 1.08%, 6/9/2023(a)	2,735	2,752
Reliance Standard Life Global Funding II
2.15%, 1/21/2023(a)	3,770	3,828
3.85%, 9/19/2023(a)	1,388	1,459

		135,937

Machinery — 0.0%(c)
Toyota Industries Corp. (Japan) 3.11%, 3/12/2022(a)	4,050	4,071

Metals & Mining — 0.0%(c)
Glencore Funding LLC (Australia) 1.63%, 9/1/2025(a)	5,520	5,475

Multiline Retail — 0.0%(c)
Nordstrom, Inc. 2.30%, 4/8/2024	2,350	2,315

Multi-Utilities — 0.3%
CenterPoint Energy, Inc. (SOFR + 0.65%), 0.70%, 5/13/2024(b)	9,805	9,805
Dominion Energy, Inc. Series D, (ICE LIBOR USD 3 Month + 0.53%), 0.65%, 9/15/2023(b)	21,235	21,239
NiSource, Inc. 0.95%, 8/15/2025	7,710	7,520

		38,564

Oil, Gas & Consumable Fuels — 0.2%
BP Capital Markets America, Inc. 2.94%, 4/6/2023	4,027	4,143
Enbridge, Inc. (Canada) 2.90%, 7/15/2022	400	405
Gray Oak Pipeline LLC
2.00%, 9/15/2023(a)	9,850	9,962
2.60%, 10/15/2025(a)	12,825	13,043

		27,553

Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co.
3.55%, 8/15/2022	5,985	6,116
2.75%, 2/15/2023	1,500	1,536
Royalty Pharma plc 0.75%, 9/2/2023	7,384	7,343
Shire Acquisitions Investments Ireland DAC 2.88%, 9/23/2023	8,647	8,923

		23,918

Real Estate Management & Development — 0.0%(c)
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada) 3.13%, 3/20/2022(a)	3,000	3,018

Road & Rail — 0.4%
Penske Truck Leasing Co. LP 1.20%, 11/15/2025(a)	9,600	9,422
Ryder System, Inc. 3.35%, 9/1/2025	2,705	2,874
SMBC Aviation Capital Finance DAC (Ireland) 3.00%, 7/15/2022(a)	6,200	6,275
Triton Container International Ltd. (Bermuda)
0.80%, 8/1/2023(a)	25,515	25,403
1.15%, 6/7/2024(a)	3,135	3,099
2.05%, 4/15/2026(a)	6,560	6,518

		53,591

Semiconductors & Semiconductor Equipment — 0.2%
Microchip Technology, Inc.
0.97%, 2/15/2024(a)	21,060	20,866
4.25%, 9/1/2025	7,850	8,154

		29,020

Software — 0.1%
VMware, Inc. 1.00%, 8/15/2024	11,550	11,468

Specialty Retail — 0.0%(c)
O’Reilly Automotive, Inc. 3.80%, 9/1/2022	725	736

Thrifts & Mortgage Finance — 1.0%
BPCE SA (France)
2.75%, 12/2/2021	500	500
4.00%, 9/12/2023(a)	18,985	19,981
5.70%, 10/22/2023(a)	13,600	14,704
4.63%, 7/11/2024(a)	10,774	11,578
5.15%, 7/21/2024(a)	15,685	17,090
2.38%, 1/14/2025(a)	6,000	6,120
(SOFR + 1.52%), 1.65%, 10/6/2026(a)(b)	10,680	10,556
Nationwide Building Society (United Kingdom) 2.00%, 1/27/2023(a)	5,085	5,168
(ICE LIBOR USD 3 Month + 1.18%), 3.62%, 4/26/2023(a)(b)	19,655	19,874
(ICE LIBOR USD 3 Month + 1.06%), 3.77%, 3/8/2024(a)(b)	6,285	6,501
4.00%, 9/14/2026(a)	5,000	5,409

		117,481

Tobacco — 0.3%
BAT Capital Corp. (United Kingdom) 3.22%, 8/15/2024	2,700	2,812
BAT International Finance plc (United Kingdom) 1.67%, 3/25/2026	4,925	4,852
Philip Morris International, Inc. 2.63%, 2/18/2022	12,340	12,375
Reynolds American, Inc. (United Kingdom) 4.45%, 6/12/2025	11,059	11,963

		32,002

Trading Companies & Distributors — 0.5%
Air Lease Corp.
2.25%, 1/15/2023	3,095	3,143
2.75%, 1/15/2023	6,305	6,427
4.25%, 9/15/2024	2,500	2,674
2.88%, 1/15/2026	14,240	14,615

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
1.88%, 8/17/2026	19,605	19,303
Aviation Capital Group LLC
5.50%, 12/15/2024(a)	4,330	4,767
4.88%, 10/1/2025(a)	2,619	2,850
1.95%, 1/30/2026(a)	13,100	12,857

		66,636

TOTAL CORPORATE BONDS (Cost $3,448,168)		3,443,670

U.S. TREASURY OBLIGATIONS — 27.2%
U.S. Treasury Notes
2.50%, 1/15/2022	22,115	22,181
0.13%, 5/31/2022	28,710	28,712
0.13%, 6/30/2022	230,725	230,671
0.13%, 12/31/2022	152,350	152,082
1.50%, 1/15/2023	37,515	38,018
0.13%, 2/28/2023	38,490	38,385
0.50%, 3/15/2023	33,180	33,249
0.13%, 4/30/2023	353,290	351,965
0.13%, 5/31/2023	400,975	399,221
0.13%, 6/30/2023	276,345	275,039
0.13%, 8/31/2023	378,095	375,761
0.50%, 11/30/2023	910,665	909,705
0.13%, 12/15/2023	115	114
0.38%, 8/15/2024	34,365	34,013
0.75%, 11/15/2024	417,085	416,107

TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,307,591)		3,305,223

ASSET-BACKED SECURITIES -25.6%
ACC Auto Trust Series 2021-A, Class A, 1.08%, 4/15/2027(a)	17,376	17,348
ACC Trust
Series 2019-2, Class A, 2.82%, 2/21/2023(a)	199	200
Series 2021-1, Class A, 0.74%, 11/20/2023(a)	4,219	4,216
Accelerated LLC Series 2021-1H, Class A, 1.35%, 10/20/2040(a)	2,373	2,346
Affirm Asset Securitization Trust Series 2020-A, Class A, 2.10%, 2/18/2025(a)	11,877	11,916
AIMCO CLO Ltd. (Cayman Islands) Series 2019-10A, Class AR, 1.19%, 7/22/2032(a)(d)	15,000	15,000
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046(a)	3,123	3,092
American Credit Acceptance Receivables Trust
Series 2018-2, Class D, 4.07%, 7/10/2024(a)	611	618
Series 2020-3, Class B, 1.15%, 8/13/2024(a)	4,250	4,257
Series 2018-3, Class D, 4.14%, 10/15/2024(a)	1,031	1,036
Series 2018-4, Class D, 4.40%, 1/13/2025(a)	8,300	8,418
Series 2021-1, Class B, 0.61%, 3/13/2025(a)	1,750	1,750
Series 2019-2, Class C, 3.17%, 6/12/2025(a)	2,347	2,360
Series 2019-2, Class D, 3.41%, 6/12/2025(a)	13,725	14,016
Series 2019-3, Class C, 2.76%, 9/12/2025(a)	3,292	3,311
Series 2019-3, Class D, 2.89%, 9/12/2025(a)	4,907	4,998
Series 2019-3, Class E, 3.80%, 9/12/2025(a)	9,150	9,421
Series 2019-4, Class C, 2.69%, 12/12/2025(a)	3,833	3,860
Series 2020-1, Class C, 2.19%, 3/13/2026(a)	10,051	10,116
Series 2020-2, Class D, 5.65%, 5/13/2026(a)	4,000	4,267
Series 2020-3, Class C, 1.85%, 6/15/2026(a)	12,500	12,609
Series 2020-4, Class C, 1.31%, 12/14/2026(a)	7,320	7,347
Series 2020-4, Class D, 1.77%, 12/14/2026(a)	4,790	4,814
Series 2021-1, Class C, 0.83%, 3/15/2027(a)	3,291	3,283
Series 2021-1, Class D, 1.14%, 3/15/2027(a)	8,750	8,680
Series 2021-2, Class C, 0.97%, 7/13/2027(a)	10,749	10,714
Series 2021-4, Class C, 1.32%, 2/14/2028(a)	29,750	29,626
AmeriCredit Automobile Receivables Trust Series 2018-2, Class B, 3.45%, 6/18/2024	1,115	1,118
AMSR Trust
Series 2020-SFR3, Class A, 1.36%, 9/17/2037(a)	5,682	5,586
Series 2020-SFR3, Class B, 1.81%, 9/17/2037‡(a)	9,780	9,668
Series 2020-SFR5, Class A, 1.38%, 11/17/2037(a)	12,400	12,139
Series 2020-SFR4, Class C, 1.86%, 11/17/2037‡(a)	8,000	7,859
Series 2021-SFR2, Class A, 1.53%, 8/17/2038(a)	3,867	3,791
Series 2021-SFR2, Class B, 1.78%, 8/17/2038‡(a)	19,289	18,944
Series 2021-SFR3, Class A, 1.48%, 10/17/2038(a)	1,422	1,399

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Amur Equipment Finance Receivables IX LLC Series 2021-1A, Class A2, 0.75%, 11/20/2026(a)	14,650	14,609
Amur Equipment Finance Receivables VIII LLC Series 2020-1A, Class A2, 1.68%, 8/20/2025(a)	1,235	1,242
Anchorage Capital CLO Ltd. (Cayman Islands) Series 2016-9A, Class AR2, 1.26%, 7/15/2032(a)(d)	15,000	14,996
Apidos CLO (Cayman Islands)
Series 2015-21A, Class A1R, 1.05%, 7/18/2027(a)(d)	1,070	1,071
Series 2016-24A, Class A1AL, 1.08%, 10/20/2030(a)(d)	12,000	11,997
Aqua Finance Trust
Series 2019-A, Class A, 3.14%, 7/16/2040(a)	5,147	5,247
Series 2021-A, Class A, 1.54%, 7/17/2046(a)	3,592	3,564
Series 2020-AA, Class A, 1.90%, 7/17/2046(a)	2,639	2,648
Ares CLO Ltd (Cayman Islands) Series 2016-40A, Class A1RR, 1.05%, 1/15/2029(a)(d)	12,000	12,000
Atlas Senior Loan Fund (Cayman Islands) Series 2019-13A, Class A1NR, 1.21%, 4/22/2031(a)(d)	6,500	6,498
Avery Point CLO Ltd. (Cayman Islands) Series 2015-6A, Class AR2, 1.04%, 8/5/2027(a)(d)	10,242	10,239
Avis Budget Rental Car Funding AESOP LLC Series 2021-2A, Class A, 1.66%, 2/20/2028(a)	4,500	4,448
Bain Capital Credit CLO Ltd. (Cayman Islands)
Series 2016-2A, Class ARR, 1.09%, 1/15/2029(a)(d)	12,570	12,580
Series 2017-1A, Class A1R, 1.10%, 7/20/2030(a)(d)	12,445	12,453
BCC Funding Corp. XVI LLC Series 2019-1A, Class A2, 2.46%, 8/20/2024(a)	2,832	2,857
Bear Stearns Asset-Backed Securities Trust Series 2003-SD2, Class 2A, 2.92%, 6/25/2043‡(d)	144	151
Benefit Street Partners CLO Ltd. (Cayman Islands)
Series 2013-IIA, Class A1R2, 0.99%, 7/15/2029(a)(d)	10,158	10,166
Series 2013-IIIA, Class A1R2, 1.13%, 7/20/2029(a)(d)	4,743	4,741
BHG Securitization Trust Series 2021-B, Class A, 0.90%, 10/17/2034(a)	12,438	12,389
British Airways Pass-Through Trust (United Kingdom) Series 2013-1, Class A, 4.63%, 6/20/2024(a)	1,342	1,403
BRSP Ltd. Series 2021-FL1, Class A, 1.24%, 8/19/2038(a)(d)	6,000	5,980
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035(a)	4,554	4,600
Series 2021-1A, Class A, 2.16%, 4/15/2036(a)	23,756	23,763
Canadian Pacer Auto Receivables Trust (Canada) Series 2020-1A, Class A4, 1.89%, 3/19/2025(a)	6,067	6,163
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands) Series 2015-1A, Class AR3, 1.11%, 7/20/2031(a)(d)	18,666	18,657
Carnow Auto Receivables Trust
Series 2019-1A, Class B, 2.71%, 4/17/2023(a)	2,909	2,915
Series 2019-1A, Class C, 3.36%, 6/17/2024(a)	1,000	1,013
CarNow Auto Receivables Trust
Series 2020-1A, Class A, 1.76%, 2/15/2023(a)	380	381
Series 2020-1A, Class C, 3.84%, 9/16/2024(a)	1,900	1,923
Series 2021-1A, Class A, 0.97%, 10/15/2024(a)	3,224	3,224
Series 2021-2A, Class B, 1.30%, 1/15/2026(a)	13,364	13,342
Carvana Auto Receivables Trust
Series 2019-3A, Class B, 2.51%, 4/15/2024(a)	4,991	5,007
Series 2019-4A, Class B, 2.53%, 7/15/2024(a)	7,375	7,421
Series 2020-N1A, Class B, 2.01%, 3/17/2025(a)	9,297	9,348
Series 2020-N1A, Class C, 2.45%, 6/16/2025(a)	9,250	9,391
Series 2020-N1A, Class D, 3.43%, 1/15/2026(a)	10,600	10,898
CFMT LLC Series 2020-HB4, Class A, 0.95%, 12/26/2030(a)(d)	4,582	4,587
CIFC Funding Ltd. (Cayman Islands) Series 2017-1A, Class AR, 1.14%, 4/23/2029(a)(d)	3,637	3,639
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-HP1, Class B, 3.48%, 12/15/2026‡(a)	3,800	3,851
Consumer Loan Underlying Bond Credit Trust Series 2019-P2, Class B, 2.83%, 10/15/2026‡(a)	2,255	2,261
Consumer Underlying Bond Securitization Series 2018-1, Class A, 4.79%, 2/17/2026(a)	6,870	6,920
Continental Finance Credit Card ABS Master Trust Series 2020-1A, Class A, 2.24%, 12/15/2028(a)	4,480	4,469

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CoreVest American Finance Trust
Series 2020-4, Class A, 1.17%, 12/15/2052(a)	3,781	3,683
Series 2021-1, Class A, 1.57%, 4/15/2053(a)	12,549	12,315
Series 2020-3, Class A, 1.36%, 8/15/2053(a)	3,897	3,795
CPS Auto Receivables Trust
Series 2017-C, Class D, 3.79%, 6/15/2023(a)	320	320
Series 2020-A, Class B, 2.36%, 2/15/2024(a)	857	858
Series 2017-D, Class E, 5.30%, 6/17/2024(a)	1,000	1,026
Series 2019-A, Class D, 4.35%, 12/16/2024(a)	6,900	7,064
Series 2019-B, Class D, 3.69%, 3/17/2025(a)	2,000	2,027
Series 2021-C, Class B, 0.84%, 7/15/2025(a)	16,661	16,586
Series 2019-D, Class D, 2.72%, 9/15/2025(a)	15,222	15,445
Series 2020-A, Class D, 2.90%, 12/15/2025(a)	1,000	1,019
Series 2020-B, Class C, 3.30%, 4/15/2026(a)	6,289	6,378
Series 2020-B, Class D, 4.75%, 4/15/2026(a)	6,403	6,687
Series 2020-C, Class C, 1.71%, 8/17/2026(a)	4,685	4,716
Series 2021-A, Class C, 0.83%, 9/15/2026(a)	8,000	7,954
Series 2020-C, Class D, 2.41%, 11/16/2026(a)	17,250	17,493
Series 2021-C, Class C, 1.21%, 6/15/2027(a)	7,138	7,065
Series 2021-D, Class C, 1.59%, 12/15/2027(a)	13,514	13,468
Credit Acceptance Auto Loan Trust
Series 2019-1A, Class B, 3.75%, 4/17/2028(a)	7,811	7,858
Series 2019-3A, Class B, 2.86%, 1/16/2029(a)	4,250	4,341
Series 2020-1A, Class A, 2.01%, 2/15/2029(a)	8,835	8,917
Series 2020-2A, Class A, 1.37%, 7/16/2029(a)	15,321	15,395
Series 2020-2A, Class B, 1.93%, 9/17/2029(a)	9,300	9,392
Series 2020-3A, Class A, 1.24%, 10/15/2029(a)	3,000	3,007
Series 2020-3A, Class B, 1.77%, 12/17/2029(a)	7,371	7,402
Series 2021-2A, Class A, 0.96%, 2/15/2030(a)	24,545	24,446
Series 2020-3A, Class C, 2.28%, 2/15/2030(a)	2,330	2,357
Series 2021-2A, Class C, 1.64%, 6/17/2030(a)	2,500	2,471
Series 2021-4, Class A, 1.26%, 10/15/2030(a)	11,538	11,475
Series 2021-4, Class B, 1.74%, 12/16/2030(a)	2,596	2,580
Credito Real USA Auto Receivables Trust Series 2021-1A, Class A, 1.35%, 2/16/2027(a)	5,830	5,823
Crossroads Asset Trust Series 2021-A, Class A2, 0.82%, 3/20/2024(a)	7,470	7,475
Crown Castle Towers LLC 3.72%, 7/15/2023(a)	1,400	1,421
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 0.99%, 10/25/2034(d)	135	134
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051(a)	11,667	11,467
Dext ABS LLC Series 2021-1, Class A, 1.12%, 2/15/2028(a)	10,339	10,334
Diamond Resorts Owner Trust
Series 2019-1A, Class A, 2.89%, 2/20/2032(a)	4,547	4,634
Series 2021-1A, Class A, 1.51%, 11/21/2033(a)	3,982	3,954
Series 2021-1A, Class B, 2.05%, 11/21/2033‡(a)	916	914
Drive Auto Receivables Trust
Series 2018-2, Class D, 4.14%, 8/15/2024	2,017	2,045
Series 2017-2, Class E, 5.27%, 11/15/2024	7,623	7,637
Series 2018-4, Class D, 4.09%, 1/15/2026	1,194	1,216
Series 2020-1, Class C, 2.36%, 3/16/2026	2,750	2,777
Series 2019-4, Class D, 2.70%, 2/16/2027	7,115	7,252
Series 2020-1, Class D, 2.70%, 5/17/2027	13,200	13,478
Series 2021-2, Class C, 0.87%, 10/15/2027	2,875	2,851
Dryden Senior Loan Fund (Cayman Islands) Series 2017-49A, Class AR, 1.07%, 7/18/2030(a)(d)	737	738
DT Auto Owner Trust
Series 2019-4A, Class B, 2.36%, 1/16/2024(a)	374	375
Series 2018-3A, Class D, 4.19%, 7/15/2024(a)	21,386	21,727
Series 2019-1A, Class D, 3.87%, 11/15/2024(a)	8,500	8,672
Series 2019-2A, Class D, 3.48%, 2/18/2025(a)	9,325	9,563
Series 2019-3A, Class C, 2.74%, 4/15/2025(a)	4,387	4,423
Series 2019-3A, Class D, 2.96%, 4/15/2025(a)	9,356	9,575

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2018-2A, Class E, 5.54%, 6/16/2025(a)	13,500	13,902
Series 2019-4A, Class C, 2.73%, 7/15/2025(a)	12,900	13,039
Series 2021-1A, Class B, 0.62%, 9/15/2025(a)	1,500	1,498
Series 2021-3A, Class B, 0.58%, 11/17/2025(a)	14,619	14,513
Series 2020-1A, Class C, 2.29%, 11/17/2025(a)	7,140	7,223
Series 2020-1A, Class D, 2.55%, 11/17/2025(a)	9,660	9,857
Series 2020-2A, Class C, 3.28%, 3/16/2026(a)	11,250	11,583
Series 2020-3A, Class C, 1.47%, 6/15/2026(a)	1,445	1,451
Series 2021-1A, Class C, 0.84%, 10/15/2026(a)	9,210	9,136
Series 2021-1A, Class D, 1.16%, 11/16/2026(a)	3,250	3,208
Series 2021-2A, Class B, 0.81%, 1/15/2027(a)	1,083	1,081
Series 2021-2A, Class C, 1.10%, 2/16/2027(a)	4,433	4,407
Series 2021-3A, Class C, 0.87%, 5/17/2027(a)	12,495	12,358
Series 2021-3A, Class D, 1.31%, 5/17/2027(a)	9,655	9,462
Series 2021-4A, Class C, 1.50%, 9/15/2027(a)	6,549	6,533
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class A, 1.36%, 8/27/2035(a)	1,161	1,150
Series 2021-A, Class B, 1.74%, 8/27/2035‡(a)	1,590	1,575
Elmwood CLO Ltd. (Cayman Islands) Series 2021-3A, Class A, 1.13%, 10/20/2034(a)(d)	7,302	7,306
Encina Equipment Finance LLC Series 2021-1A, Class A2, 0.74%, 12/15/2026(a)	8,700	8,681
Exeter Automobile Receivables Trust
Series 2017-3A, Class C, 3.68%, 7/17/2023(a)	1,735	1,751
Series 2018-1A, Class D, 3.53%, 11/15/2023(a)	8,927	9,046
Series 2017-2A, Class D, 6.39%, 2/15/2024(a)	11,751	11,827
Series 2020-1A, Class B, 2.26%, 4/15/2024(a)	771	772
Series 2019-3A, Class C, 2.79%, 5/15/2024(a)	4,499	4,527
Series 2018-3A, Class E, 5.43%, 8/15/2024(a)	1,000	1,046
Series 2018-4A, Class D, 4.35%, 9/16/2024(a)	5,349	5,476
Series 2019-2A, Class D, 3.71%, 3/17/2025(a)	17,335	17,814
Series 2020-2A, Class C, 3.28%, 5/15/2025(a)	9,700	9,897
Series 2020-3A, Class C, 1.32%, 7/15/2025	3,500	3,520
Series 2019-4A, Class D, 2.58%, 9/15/2025(a)	12,865	13,106
Series 2021-1A, Class C, 0.74%, 1/15/2026	7,500	7,491
Series 2020-2A, Class D, 4.73%, 4/15/2026(a)	5,075	5,343
Series 2021-2A, Class C, 0.98%, 6/15/2026	3,913	3,906
Series 2019-3A, Class E, 4.00%, 8/17/2026(a)	9,000	9,335
Series 2021-3A, Class C, 0.96%, 10/15/2026	30,673	30,380
Series 2021-4A, Class C, 1.46%, 10/15/2027	10,117	10,116
Fair Square Issuance Trust Series 2020-AA, Class A, 2.90%, 9/20/2024(a)	7,050	7,072
FCI Funding LLC Series 2021-1A, Class A, 1.13%, 4/15/2033(a)	9,022	8,993
FHF Trust
Series 2021-2A, Class A, 0.83%, 12/15/2026(a)	21,263	21,159
Series 2021-1A, Class A, 1.27%, 3/15/2027(a)	10,072	10,025
FHLMC Structured Pass-Through Securities Certificates Series T-20, Class A6, 7.99%, 9/25/2029(e)	1	1
First Investors Auto Owner Trust
Series 2017-3A, Class C, 3.00%, 1/16/2024(a)	399	400
Series 2018-2A, Class D, 4.28%, 1/15/2025(a)	3,440	3,503
Series 2020-1A, Class C, 2.55%, 2/17/2026(a)	2,000	2,038
Series 2021-1A, Class B, 0.89%, 3/15/2027(a)	2,500	2,482
FirstKey Homes Trust
Series 2020-SFR1, Class A, 1.34%, 8/17/2037(a)	5,995	5,888
Series 2020-SFR1, Class C, 1.94%, 8/17/2037‡(a)	2,307	2,285
Series 2020-SFR2, Class A, 1.27%, 10/19/2037(a)	6,913	6,757
Series 2021-SFR1, Class A, 1.54%, 8/17/2038(a)	6,503	6,395
Series 2021-SFR1, Class C, 1.89%, 8/17/2038‡(a)	10,000	9,814
Series 2021-SFR1, Class D, 2.19%, 8/17/2038‡(a)	13,000	12,726
Flagship Credit Auto Trust Series 2017-3, Class D, 3.73%, 9/15/2023(a)	5,393	5,457

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2017-4, Class C, 2.92%, 11/15/2023(a)	474	475
Series 2019-3, Class A, 2.33%, 2/15/2024(a)	285	286
Series 2018-4, Class C, 4.11%, 10/15/2024(a)	4,500	4,572
Series 2017-4, Class E, 5.02%, 2/17/2025(a)	11,250	11,539
Series 2019-1, Class D, 4.08%, 2/18/2025(a)	3,750	3,886
Series 2019-2, Class C, 3.09%, 5/15/2025(a)	6,494	6,633
Series 2019-3, Class C, 2.74%, 10/15/2025(a)	12,000	12,257
Series 2019-4, Class C, 2.77%, 12/15/2025(a)	13,300	13,620
Series 2020-2, Class D, 5.75%, 4/15/2026(a)	5,000	5,361
Series 2020-3, Class C, 1.73%, 9/15/2026(a)	8,335	8,398
Series 2020-3, Class D, 2.50%, 9/15/2026(a)	4,665	4,742
Series 2021-1, Class B, 0.68%, 2/16/2027(a)	7,330	7,267
Series 2020-4, Class C, 1.28%, 2/16/2027(a)	1,090	1,090
Series 2021-1, Class C, 0.91%, 3/15/2027(a)	10,600	10,446
Series 2021-3, Class C, 1.46%, 9/15/2027(a)	16,250	16,023
Ford Credit Auto Owner Trust Series 2019-C, Class A3, 1.87%, 3/15/2024	294	296
Foundation Finance Trust
Series 2020-1A, Class A, 3.54%, 7/16/2040(a)	5,275	5,432
Series 2021-1A, Class A, 1.27%, 5/15/2041(a)	20,365	20,097
Foursight Capital Automobile Receivables Trust
Series 2018-1, Class E, 5.56%, 1/16/2024(a)	2,500	2,505
Series 2018-1, Class F, 6.82%, 4/15/2025(a)	6,960	6,980
Series 2018-2, Class F, 6.48%, 6/15/2026(a)	6,855	7,035
FREED ABS Trust
Series 2020-FP1, Class A, 2.52%, 3/18/2027(a)	68	68
Series 2020-FP1, Class B, 3.06%, 3/18/2027‡(a)	1,759	1,771
Series 2020-2CP, Class B, 5.50%, 6/18/2027‡(a)	2,398	2,433
Series 2020-3FP, Class B, 4.18%, 9/20/2027‡(a)	823	828
Series 2021-1CP, Class A, 0.66%, 3/20/2028(a)	3,210	3,210
Series 2021-2, Class A, 0.68%, 6/19/2028(a)	5,145	5,144
Series 2021-3FP, Class A, 0.62%, 11/20/2028(a)	7,829	7,822
FRTKL Series 2021-SFR1, Class B, 1.72%, 9/17/2038‡(a)	4,960	4,847
Galaxy CLO Ltd. (Cayman Islands) Series 2015-19A, Class A1RR, 1.07%, 7/24/2030(a)(d)	11,000	10,995
GLS Auto Receivables Issuer Trust
Series 2019-2A, Class B, 3.32%, 3/15/2024(a)	7,331	7,381
Series 2019-3A, Class B, 2.72%, 6/17/2024(a)	1,594	1,605
Series 2019-4A, Class B, 2.78%, 9/16/2024(a)	3,500	3,538
Series 2019-1A, Class B, 3.65%, 12/16/2024(a)	235	236
Series 2019-1A, Class C, 3.87%, 12/16/2024(a)	14,531	14,816
Series 2019-2A, Class C, 3.54%, 2/18/2025(a)	7,680	7,865
Series 2020-3A, Class C, 1.92%, 5/15/2025(a)	15,235	15,404
Series 2019-3A, Class C, 2.96%, 5/15/2025(a)	13,300	13,503
Series 2020-2A, Class B, 3.16%, 6/16/2025(a)	7,150	7,327
Series 2020-4A, Class C, 1.14%, 11/17/2025(a)	5,445	5,453
Series 2020-2A, Class C, 4.57%, 4/15/2026(a)	5,250	5,546
Series 2021-3A, Class C, 1.11%, 9/15/2026(a)	8,127	8,037
Series 2020-4A, Class D, 1.64%, 10/15/2026(a)	9,250	9,272
GLS Auto Receivables Trust Series 2018-2A, Class C, 4.17%, 4/15/2024(a)	725	735
GM Financial Leasing Trust Series 2021-1, Class B, 0.54%, 2/20/2025	2,058	2,048
Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2, Class A, 1.15%, 6/25/2051(a)	30,876	30,503
Hilton Grand Vacations Trust Series 2020-AA, Class A, 2.74%, 2/25/2039(a)	476	490
Home Partners of America Trust Series 2021-2, Class A, 1.90%, 12/17/2026(a)	1,500	1,503
KREF Ltd. Series 2021-FL2, Class A, 1.16%, 2/15/2039(a)(d)	7,187	7,180
LCM LP (Cayman Islands) Series 14A, Class AR, 1.17%, 7/20/2031(a)(d)	25,255	25,287
LCM Ltd. (Cayman Islands) Series 24A, Class AR, 1.11%, 3/20/2030(a)(d)	10,288	10,295

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Legacy Mortgage Asset Trust Series 2019-GS5, Class A1, 3.20%, 5/25/2059‡(a)(e)	1,857	1,862
Lendbuzz Securitization Trust Series 2021-1A, Class A, 1.46%, 6/15/2026(a)	36,708	36,624
Lendingpoint Asset Securitization Trust
Series 2021-A, Class A, 1.00%, 12/15/2028(a)	22,526	22,480
Series 2021-B, Class A, 1.11%, 2/15/2029(a)	26,667	26,642
LendingPoint Asset Securitization Trust Series 2020-REV1, Class A, 2.73%, 10/15/2028(a)	14,000	14,090
Lendmark Funding Trust
Series 2019-1A, Class A, 3.00%, 12/20/2027(a)	6,400	6,478
Series 2021-2A, Class A, 2.00%, 4/20/2032(a)	4,888	4,870
LL ABS Trust
Series 2019-1A, Class B, 3.52%, 3/15/2027‡(a)	1,790	1,796
Series 2020-1A, Class A, 2.33%, 1/17/2028(a)	706	709
Series 2021-1A, Class A, 1.07%, 5/15/2029(a)	15,673	15,610
LMREC LLC Series 2021-CRE4, Class A, 1.14%, 4/22/2037(a)(d)	16,181	16,183
Longfellow Place CLO Ltd. (Cayman Islands) Series 2013-1A, Class AR3, 1.12%, 4/15/2029(a)(d)	11,969	11,966
Magnetite XV Ltd. (Cayman Islands) Series 2015-15A, Class AR, 1.13%, 7/25/2031(a)(d)	1,000	1,000
Mariner Finance Issuance Trust
Series 2019-AA, Class A, 2.96%, 7/20/2032(a)	7,845	7,957
Series 2020-AA, Class A, 2.19%, 8/21/2034(a)	4,900	4,964
Series 2021-AA, Class A, 1.86%, 3/20/2036(a)	15,923	15,702
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A, 1.54%, 3/20/2026(a)	20,882	20,895
Mission Lane Credit Card Master Trust Series 2021-A, Class A, 1.59%, 9/15/2026(a)	26,014	25,876
Morgan Stanley ABS Capital I, Inc. Trust Series 2003-SD1, Class M1, 2.34%, 3/25/2033‡(d)	174	174
MVW LLC Series 2020-1A, Class A, 1.74%, 10/20/2037(a)	2,564	2,573
Neuberger Berman CLO (Cayman Islands) Series 2013-15A, Class A1R2, 1.04%, 10/15/2029(a)(d)	13,072	13,081
Neuberger Berman CLO Ltd. (Cayman Islands) Series 2013-14A, Class AR2, 1.17%, 1/28/2030(a)(d)	10,700	10,701
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands) Series 2017-26A, Class AR, 1.06%, 10/18/2030(a)(d)	26,321	26,314
New Economy Assets Phase 1 Sponsor LLC Series 2021-1, Class A1, 1.91%, 10/20/2061(a)	1,816	1,785
New Residential Advance Receivables Trust Advance Receivables Backed Series 2020-T1, Class AT1, 1.43%, 8/15/2053(a)	15,556	15,474
Newark BSL CLO 2 Ltd. (Cayman Islands) Series 2017-1A, Class A1R, 1.09%, 7/25/2030(a)(d)	10,996	10,993
NMEF Funding LLC
Series 2021-A, Class A2, 0.81%, 12/15/2027(a)	14,687	14,667
Series 2021-A, Class B, 1.85%, 12/15/2027‡(a)	5,406	5,395
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT1, Class A, 2.98%, 3/25/2026(a)	1,708	1,697
Series 2021-FNT2, Class A, 3.23%, 5/25/2026(a)	17,543	17,423
Series 2021-GNT1, Class A, 3.47%, 11/25/2026(a)	9,444	9,444
OCP CLO Ltd. (Cayman Islands) Series 2017-13A, Class A1AR, 1.08%, 7/15/2030(a)(d)	21,210	21,209
Octagon Investment Partners 30 Ltd. (Cayman Islands) Series 2017-1A, Class A1R, 1.13%, 3/17/2030(a)(d)	14,060	14,062
Octane Receivables Trust
Series 2019-1A, Class A, 3.16%, 9/20/2023(a)	1,792	1,803
Series 2019-1A, Class B, 3.77%, 7/22/2024‡(a)	8,592	8,741
Series 2020-1A, Class A, 1.71%, 2/20/2025(a)	5,367	5,387
Series 2020-1A, Class B, 1.98%, 6/20/2025‡(a)	734	740
Series 2021-2A, Class A, 1.21%, 9/20/2028(a)	5,490	5,468
OneMain Direct Auto Receivables Trust Series 2018-1A, Class A, 3.43%, 12/16/2024(a)	229	229
OneMain Financial Issuance Trust Series 2019-1A, Class A, 3.48%, 2/14/2031(a)	2,524	2,526
Oportun Funding LLC Series 2020-1, Class A, 2.20%, 5/15/2024(a)	3,156	3,163
Oportun Funding XIII LLC Series 2019-A, Class A, 3.08%, 8/8/2025(a)	8,950	9,060

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Oportun Funding XIV LLC Series 2021-A, Class A, 1.21%, 3/8/2028(a)	8,132	8,125
Pagaya AI Debt Selection Trust
Series 2021-1, Class A, 1.18%, 11/15/2027(a)	24,764	24,731
Series 2021-HG1, Class A, 1.22%, 1/16/2029(a)	10,287	10,257
Series 2021-3, Class A, 1.15%, 5/15/2029(a)	18,973	18,911
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2021-1A, Class A1, 1.03%, 4/20/2029(a)(d)	7,729	7,727
Series 2021-2A, Class A1, 0.96%, 5/20/2029(a)(d)	12,574	12,571
Series 2021-3A, Class A1, 0.97%, 7/20/2029(a)(d)	12,413	12,410
Series 2021-4A, Class A1, 0.92%, 10/15/2029(a)(d)	9,500	9,499
Pawneee Equipment Receivables LLC
Series 2021-1, Class A2, 1.10%, 7/15/2027(a)	4,075	4,058
Series 2021-1, Class B, 1.82%, 7/15/2027‡(a)	5,934	5,893
Prestige Auto Receivables Trust
Series 2017-1A, Class D, 3.61%, 10/16/2023(a)	5,174	5,190
Series 2019-1A, Class B, 2.53%, 1/16/2024(a)	2,744	2,752
PRET LLC Series 2021-NPL3, Class A1, 1.87%, 7/25/2051(a)(e)	13,882	13,807
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL2, Class A1, 1.99%, 6/27/2060(a)(e)	15,006	14,867
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060(a)(e)	8,971	8,935
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060‡(a)(e)	12,500	12,421
Progress Residential
Series 2021-SFR3, Class B, 1.89%, 5/17/2026‡(a)	667	659
Series 2021-SFR3, Class E1, 2.54%, 5/17/2026‡(a)	1,800	1,786
Progress Residential Trust
Series 2021-SFR6, Class A, 1.52%, 7/17/2038(a)	7,287	7,147
Series 2021-SFR6, Class B, 1.75%, 7/17/2038‡(a)	17,500	17,181
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038‡(a)	4,650	4,556
PRPM LLC Series 2020-4, Class A1, 2.95%, 10/25/2025‡(a)(e)	10,614	10,609
Regional Management Issuance Trust
Series 2020-1, Class A, 2.34%, 10/15/2030(a)	6,210	6,270
Series 2021-1, Class A, 1.68%, 3/17/2031(a)	14,957	14,803
Republic Finance Issuance Trust Series 2020-A, Class A, 2.47%, 11/20/2030(a)	7,592	7,707
Santander Consumer Auto Receivables Trust
Series 2020-AA, Class C, 3.71%, 2/17/2026(a)	2,984	3,097
Series 2021-AA, Class C, 1.03%, 11/16/2026(a)	1,500	1,474
Santander Drive Auto Receivables Trust
Series 2019-3, Class D, 2.68%, 10/15/2025	1,605	1,630
Series 2018-4, Class D, 3.98%, 12/15/2025	2,941	2,992
Series 2020-3, Class C, 1.12%, 1/15/2026	2,365	2,373
Series 2021-2, Class C, 0.90%, 6/15/2026	8,100	8,091
Series 2020-2, Class D, 2.22%, 9/15/2026	6,680	6,790
Series 2021-1, Class D, 1.13%, 11/16/2026	6,000	5,974
Series 2020-3, Class D, 1.64%, 11/16/2026	1,725	1,740
Series 2020-4, Class D, 1.48%, 1/15/2027	14,510	14,559
Series 2021-2, Class D, 1.35%, 7/15/2027	3,500	3,487
Series 2021-3, Class C, 0.95%, 9/15/2027	19,038	18,892
Series 2021-3, Class D, 1.33%, 9/15/2027	2,700	2,671
Santander Retail Auto Lease Trust
Series 2019-B, Class A3, 2.30%, 1/20/2023(a)	2,819	2,826
Series 2019-A, Class C, 3.30%, 5/22/2023(a)	6,000	6,025
Series 2019-A, Class D, 3.66%, 5/20/2024(a)	8,590	8,658
Series 2021-B, Class A3, 0.51%, 8/20/2024(a)	4,500	4,464
Shackleton CLO Ltd. (Cayman Islands) Series 2017-11A, Class AR, 1.25%, 8/15/2030(a)(d)	10,000	10,009
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class A, 3.69%, 9/20/2035(a)	603	623
Series 2019-3A, Class A, 2.34%, 8/20/2036(a)	905	913
Series 2020-2A, Class A, 1.33%, 7/20/2037(a)	503	503
Series 2020-2A, Class B, 2.32%, 7/20/2037‡(a)	1,970	1,983
Series 2021-1A, Class A, 0.99%, 11/20/2037(a)	3,001	2,978
Series 2021-1A, Class B, 1.34%, 11/20/2037‡(a)	1,846	1,823
Series 2021-1A, Class C, 1.79%, 11/20/2037‡(a)	1,641	1,624

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Skopos Auto Receivables Trust
Series 2019-1A, Class B, 3.43%, 9/15/2023(a)	395	396
Series 2019-1A, Class C, 3.63%, 9/16/2024(a)	1,075	1,086
Small Business Lending Trust Series 2020-A, Class A, 2.62%, 12/15/2026(a)	1,466	1,468
SoFi Consumer Loan Program LLC Series 2017-6, Class B, 3.52%, 11/25/2026‡(a)	855	858
Stonepeak ABS Series 2021-1A, 2.30%, 2/28/2033(a)	10,031	9,981
Stratus CLO Ltd. (Cayman Islands) Series 2021-1A, Class A, 12/29/2029(a)(d)(f)	21,250	21,250
TCI-Symphony CLO Ltd. (Cayman Islands)
Series 2017-1A, Class AR, 1.05%, 7/15/2030(a)(d)	18,000	18,008
Series 2016-1A, Class AR2, 1.14%, 10/13/2032(a)(d)	32,990	32,990
Theorem Funding Trust Series 2021-1A, Class A, 1.21%, 12/15/2027(a)	6,417	6,411
THL Credit Wind River CLO Ltd. (Cayman Islands) Series 2014-2A, Class AR, 1.26%, 1/15/2031(a)(d)	9,050	9,053
Tricon Residential Trust Series 2021-SFR1, Class A, 1.94%, 7/17/2038(a)	1,800	1,800
United Auto Credit Securitization Trust
Series 2019-1, Class D, 3.47%, 8/12/2024(a)	2,620	2,628
Series 2020-1, Class C, 2.15%, 2/10/2025(a)	4,400	4,414
Upstart Pass-Through Trust
Series 2021-ST5, Class A, 2.00%, 7/20/2027(a)	2,572	2,556
Series 2021-ST6, Class A, 1.85%, 8/20/2027(a)	6,873	6,831
Series 2021-ST8, Class A, 1.75%, 10/20/2029(a)	4,429	4,401
Series 2021-ST9, Class A, 1.70%, 11/20/2029(a)	9,823	9,768
Upstart Securitization Trust
Series 2019-3, Class B, 3.83%, 1/21/2030‡(a)	4,566	4,607
Series 2020-1, Class A, 2.32%, 4/22/2030(a)	1,178	1,182
Series 2020-3, Class A, 1.70%, 11/20/2030(a)	6,546	6,571
Series 2021-1, Class A, 0.87%, 3/20/2031(a)	9,335	9,308
Series 2021-2, Class A, 0.91%, 6/20/2031(a)	8,040	8,033
Series 2021-3, Class A, 0.83%, 7/20/2031(a)	16,639	16,602
Series 2021-4, Class A, 0.84%, 9/20/2031(a)	20,494	20,324
Series 2021-5, Class A, 1.31%, 11/20/2031(a)	30,000	29,937
Series 2021-5, Class B, 2.49%, 11/20/2031‡(a)	3,025	2,993
US Auto Funding Series 2021-1A, Class A, 0.79%, 7/15/2024(a)	11,899	11,881
US Auto Funding LLC Series 2019-1A, Class B, 3.99%, 12/15/2022(a)	161	161
USASF Receivables LLC
Series 2020-1A, Class A, 2.47%, 8/15/2023(a)	832	834
Series 2020-1A, Class B, 3.22%, 5/15/2024(a)	7,500	7,581
VCAT LLC
Series 2021-NPL1, Class A1, 2.29%, 12/26/2050‡(a)(e)	2,759	2,760
Series 2021-NPL2, Class A1, 2.12%, 3/27/2051(a)(e)	3,784	3,783
Series 2021-NPL3, Class A1, 1.74%, 5/25/2051(a)(e)	4,898	4,857
Series 2021-NPL4, Class A1, 1.87%, 8/25/2051(a)(e)	12,637	12,598
Venture CLO Ltd. (Cayman Islands) Series 2018-33A, Class A1LR, 1.18%, 7/15/2031(a)(d)	16,714	16,710
Veros Auto Receivables Trust Series 2021-1, Class A, 0.92%, 10/15/2026(a)	7,800	7,792
Veros Automobile Receivables Trust Series 2020-1, Class A, 1.67%, 9/15/2023(a)	368	368
Volkswagen Auto Loan Enhanced Trust Series 2018-1, Class A4, 3.15%, 7/22/2024	3,450	3,455
VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051(a)(e)	7,363	7,338
VOLT CI LLC Series 2021-NP10, Class A1, 1.99%, 5/25/2051(a)(e)	17,010	16,967
VOLT CIII LLC Series 2021-CF1, Class A1, 1.99%, 8/25/2051‡(a)(e)	19,738	19,645
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051(a)(e)	7,703	7,687
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051(a)(e)	17,693	17,587
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051(a)(e)	17,489	17,450

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051(a)(e)	8,892	8,873
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051‡(a)(e)	17,428	17,369
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051(a)(e)	15,909	15,866
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051(a)(e)	11,629	11,585
Westgate Resorts LLC Series 2020-1A, Class A, 2.71%, 3/20/2034(a)	1,748	1,771
Westlake Automobile Receivables Trust
Series 2018-3A, Class D, 4.00%, 10/16/2023(a)	6,834	6,892
Series 2018-3A, Class E, 4.90%, 12/15/2023(a)	8,000	8,175
Series 2018-2A, Class E, 4.86%, 1/16/2024(a)	8,800	8,878
Series 2019-1A, Class D, 3.67%, 3/15/2024(a)	9,000	9,123
Series 2019-2A, Class C, 2.84%, 7/15/2024(a)	7,438	7,481
Series 2019-3A, Class C, 2.49%, 10/15/2024(a)	3,065	3,089
Series 2019-3A, Class D, 2.72%, 11/15/2024(a)	19,850	20,226
Series 2019-2A, Class D, 3.20%, 11/15/2024(a)	5,492	5,604
Series 2019-3A, Class E, 3.59%, 3/17/2025(a)	2,950	3,043
Series 2020-1A, Class C, 2.52%, 4/15/2025(a)	18,500	18,791
Series 2020-1A, Class D, 2.80%, 6/16/2025(a)	17,575	17,973
Series 2020-2A, Class C, 2.01%, 7/15/2025(a)	2,500	2,536
Series 2020-3A, Class C, 1.24%, 11/17/2025(a)	5,000	5,017
Series 2020-2A, Class D, 2.76%, 1/15/2026(a)	19,100	19,558
Series 2020-3A, Class D, 1.65%, 2/17/2026(a)	5,500	5,525
Series 2021-1A, Class D, 1.23%, 4/15/2026(a)	18,411	18,238
Series 2021-3A, Class C, 1.58%, 1/15/2027(a)	22,380	22,374
Series 2021-3A, Class D, 2.12%, 1/15/2027(a)	9,550	9,568
World Omni Auto Receivables Trust Series 2019-A, Class A3, 3.04%, 5/15/2024	1,274	1,286

TOTAL ASSET-BACKED SECURITIES (Cost $3,121,308)		3,112,228

COLLATERALIZED MORTGAGE OBLIGATIONS — 9.8%
Alternative Loan Trust Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	9	9
Angel Oak Mortgage Trust LLC Series 2020-5, Class A1, 1.37%, 5/25/2065(a)(d)	3,015	3,023
ANTLR Mortgage Trust Series 2021-RTL1, Class A1, 2.12%, 11/25/2024(a)(d)	11,384	11,408
Bear Stearns ARM Trust Series 2003-7, Class 3A, 2.49%, 10/25/2033(d)	16	16
Cascade Funding Mortgage Trust Series 2021-HB6, Class A, 0.90%, 6/25/2036(a)(d)	18,514	18,502
CFMT LLC
Series 2021-HB5, Class A, 0.80%, 2/25/2031(a)(d)	9,027	9,020
Series 2021-HB5, Class M2, 1.85%, 2/25/2031‡(a)(d)	2,000	1,976
Series 2021-HB7, Class A, 1.15%, 10/27/2031(a)(d)	8,500	8,487
CHL Mortgage Pass-Through Trust Series 2004-8, Class 2A1, 4.50%, 6/25/2019	2	—	(g)
Citicorp Mortgage Securities Trust Series 2006-1, Class 2A1, 5.00%, 2/25/2021	23	24
Citigroup Mortgage Loan Trust, Inc.
Series 2003-UP3, Class A1, 7.00%, 9/25/2033	25	25
Series 2004-UST1, Class A6, 1.95%, 8/25/2034(d)	130	125
Connecticut Avenue Securities Trust Series 2021-R01, Class 1M1, 0.80%, 10/25/2041(a)(d)	1,280	1,280
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-8, Class 6A1, 4.50%, 12/25/2019	67	20
CSMC Mortgage-Backed Trust Series 2007-5, Class 5A5, 5.46%, 4/1/2037(d)	482	208
CSMC Trust Series 2021-RPL1, Class A1, 1.67%, 9/27/2060(a)(d)	12,384	12,334
FHLMC - GNMA
Series 31, Class Z, 8.00%, 4/25/2024	26	28
Series 56, Class Z, 7.50%, 9/20/2026	20	22
FHLMC STACR REMIC Trust
Series 2020-DNA1, Class M2, 1.79%, 1/25/2050(a)(d)	3,780	3,790
Series 2021-DNA1, Class M1, 0.70%, 1/25/2051(a)(d)	2,691	2,690

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
FHLMC Structured Agency Credit Risk Debt Notes
Series 2019-CS03, Class M1, 0.09%, 10/25/2032(a)(d)	8,286		8,279
Series 2021-DNA2, Class M1, 0.85%, 8/25/2033(a)(d)	4,480		4,482
FHLMC, REMIC
Series 2418, Class MF, 6.00%, 2/15/2022	1		1
Series 1343, Class LA, 8.00%, 8/15/2022	1		1
Series 1424, Class F, 0.78%, 11/15/2022(d)	—	(g)	—	(g)
Series 1480, Class LZ, 7.50%, 3/15/2023	5		5
Series 3784, Class F, 0.49%, 7/15/2023(d)	210		210
Series 3784, Class S, IF, IO, 6.51%, 7/15/2023(d)	226		7
Series 3229, Class AF, 0.34%, 8/15/2023(d)	130		130
Series 1560, Class Z, 7.00%, 8/15/2023	19		20
Series 2682, Class JG, 4.50%, 10/15/2023	368		378
Series 2686, Class GC, 5.00%, 10/15/2023	451		465
Series 2790, Class TN, 4.00%, 5/15/2024	66		68
Series 1754, Class Z, 8.50%, 9/15/2024	12		13
Series 1779, Class Z, 8.50%, 4/15/2025	37		41
Series 4303, Class VA, 3.50%, 5/15/2025	357		370
Series 2989, Class TG, 5.00%, 6/15/2025	970		1,017
Series 2997, Class BC, 5.00%, 6/15/2025	1,199		1,259
Series 3005, Class ED, 5.00%, 7/15/2025	478		502
Series 3826, Class BK, 3.00%, 3/15/2026	412		426
Series 3945, Class CA, 3.00%, 3/15/2026	83		83
Series 3864, Class PG, 3.50%, 5/15/2026	68		71
Series 3887, Class GM, 4.00%, 7/15/2026(e)	88		94
Series 3909, Class HG, 4.00%, 8/15/2026(e)	218		230
Series 3903, Class GB, 4.00%, 8/15/2026	378		392
Series 1888, Class Z, 7.00%, 8/15/2026	43		46
Series 3936, Class AB, 3.00%, 10/15/2026	432		447
Series 3946, Class BU, 3.00%, 10/15/2026	166		173
Series 3996, Class BA, 1.50%, 2/15/2027	155		157
Series 4015, Class GL, 2.25%, 3/15/2027	133		136
Series 4020, Class N, 3.00%, 3/15/2027	75		78
Series 4054, Class AE, 1.50%, 4/15/2027	295		297
Series 4029, Class LY, 3.00%, 4/15/2027	1,000		1,062
Series 4039, Class AB, 1.50%, 5/15/2027	253		257
Series 4039, Class PB, 1.50%, 5/15/2027	712		717
Series 4043, Class PB, 1.50%, 5/15/2027	531		536
Series 4097, Class HJ, 1.50%, 8/15/2027	880		887
Series 4089, Class AI, IO, 3.00%, 8/15/2027	3,902		196
Series 4103, Class HA, 2.50%, 9/15/2027	242		249
Series 4361, Class CA, 2.50%, 9/15/2027	586		603
Series 4257, Class A, 2.50%, 10/15/2027	350		356
Series 4131, Class BC, 1.25%, 11/15/2027	153		153
Series 4129, Class AP, 1.50%, 11/15/2027	887		891
Series 4286, Class J, 2.50%, 11/15/2027	336		340
Series 4141, Class BI, IO, 2.50%, 12/15/2027	3,842		193
Series 4304, Class DW, 2.50%, 12/15/2027	1,000		1,037
Series 4251, Class KW, 2.50%, 4/15/2028	1,000		1,028
Series 4207, Class JD, 1.50%, 5/15/2028	246		246
Series 4204, Class EG, 1.75%, 5/15/2028	1,390		1,414
Series 4204, Class HA, 2.50%, 5/15/2028	3,559		3,671
Series 4217, Class UD, 1.75%, 6/15/2028	374		376
Series 4085, Class VB, 3.50%, 9/15/2028	1,766		1,786
Series 2090, Class F, 0.29%, 10/15/2028(d)	104		104
Series 4304, Class TD, 2.00%, 12/15/2028	1,886		1,928
Series 3523, Class MX, 4.50%, 4/15/2029	103		111
Series 2995, Class FT, 0.34%, 5/15/2029(d)	134		134
Series 4338, Class TH, 2.25%, 5/15/2029	1,523		1,556

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 4338, Class GE, 2.50%, 5/15/2029	112	115
Series 4564, Class QA, 3.00%, 7/15/2029	4,920	5,058
Series 3721, Class DG, 2.75%, 9/15/2030	262	270
Series 5065, Class A, 2.00%, 9/25/2030	2,899	2,913
Series 3775, Class DB, 4.00%, 12/15/2030	413	445
Series 3779, Class LB, 4.00%, 12/15/2030	448	484
Series 2303, Class FY, 0.39%, 4/15/2031(d)	190	190
Series 4051, Class MB, 2.00%, 4/15/2031	82	82
Series 2326, Class ZQ, 6.50%, 6/15/2031	161	180
Series 4252, Class MD, 3.00%, 7/15/2031	42	43
Series 2362, Class F, 0.49%, 9/15/2031(d)	98	98
Series 4254, Class TA, 2.50%, 10/15/2031	675	692
Series 2500, Class FD, 0.59%, 3/15/2032(d)	177	178
Series 4318, Class KB, 2.50%, 4/15/2032	229	232
Series 4170, Class QE, 2.00%, 5/15/2032	167	171
Series 4094, Class BF, 0.49%, 8/15/2032(d)	474	474
Series 2492, Class GH, 6.00%, 8/15/2032	235	269
Series 4120, Class KA, 1.75%, 10/15/2032	785	796
Series 4142, Class PG, 2.00%, 12/15/2032	108	110
Series 2711, Class FC, 0.99%, 2/15/2033(d)	1,132	1,158
Series 2602, Class FH, 0.40%, 4/15/2033(d)	237	238
Series 4206, Class DZ, 3.00%, 5/15/2033	627	646
Series 4423, Class VN, 3.00%, 5/15/2033	1,100	1,143
Series 2617, Class Z, 5.50%, 5/15/2033	4,316	4,887
Series 4283, Class ZL, 3.00%, 8/15/2033	12,677	13,432
Series 2662, Class MT, 4.50%, 8/15/2033	76	82
Series 4620, IO, 5.00%, 9/15/2033	370	59
Series 2686, Class KZ, 4.50%, 10/15/2033	1,156	1,251
Series 2693, Class Z, 5.50%, 10/15/2033	177	200
Series 3005, Class PV, IF, 12.59%, 10/15/2033(d)	5	6
Series 2727, Class PM, 4.50%, 1/15/2034	1,019	1,120
Series 2736, Class PE, 5.00%, 1/15/2034	4,032	4,510
Series 2806, Class FA, 1.09%, 2/15/2034(d)	314	322
Series 4482, Class CA, 3.00%, 4/15/2034	8,085	8,295
Series 2989, Class MU, IF, IO, 6.91%, 7/15/2034(d)	1,514	195
Series 3204, Class ZM, 5.00%, 8/15/2034	632	706
Series 2963, Class ZG, 5.00%, 11/15/2034	572	641
Series 2953, Class MF, 0.39%, 12/15/2034(d)	51	51
Series 2898, Class PG, 5.00%, 12/15/2034	806	906
Series 3003, Class LD, 5.00%, 12/15/2034	140	159
Series 2901, Class S, IF, 9.99%, 12/15/2034(d)	362	418
Series 4265, Class FD, 0.49%, 1/15/2035(d)	338	341
Series 2933, Class EM, 5.50%, 1/15/2035	82	90
Series 2929, Class PG, 5.00%, 2/15/2035	101	113
Series 2941, Class Z, 4.50%, 3/15/2035	1,061	1,116
Series 2953, Class PG, 5.50%, 3/15/2035	340	390
Series 2973, Class EB, 5.50%, 4/15/2035	1,983	2,084
Series 2976, Class HZ, 4.50%, 5/15/2035	340	370
Series 2996, Class PB, 5.50%, 5/15/2035	1,773	1,897
Series 3002, Class BN, 5.00%, 7/15/2035	291	325
Series 3013, Class HZ, 5.00%, 8/15/2035	977	1,089
Series 3036, Class NE, 5.00%, 9/15/2035	105	118
Series 3101, Class UZ, 6.00%, 1/15/2036	232	268
Series 3174, Class LF, 0.44%, 5/15/2036(d)	274	275
Series 3662, Class ZB, 5.50%, 8/15/2036	178	205
Series 4646, Class JV, 3.50%, 11/15/2036	6,446	6,832
Series 3704, Class DC, 4.00%, 11/15/2036	513	527
Series 3688, Class NB, 4.50%, 11/15/2036	788	870
Series 3855, Class AM, 6.50%, 11/15/2036	2,408	2,728
Series 3704, Class CZ, 4.00%, 12/15/2036	1,597	1,726

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 3249, Class CL, 4.25%, 12/15/2036	1,730	1,859
Series 3258, Class PM, 5.50%, 12/15/2036	481	545
Series 4279, Class JA, 3.00%, 2/15/2037	222	224
Series 3305, Class IW, IF, IO, 6.36%, 4/15/2037(d)	394	34
Series 3318, Class HF, 0.35%, 5/15/2037(d)	291	291
Series 3326, Class FG, 0.44%, 6/15/2037(d)	672	678
Series 3724, Class CM, 5.50%, 6/15/2037	365	412
Series 3351, Class ZC, 5.50%, 7/15/2037	1,418	1,590
Series 3420, Class EI, IO, 1.12%, 8/15/2037(e)	4,202	214
Series 3429, Class S, IF, IO, 6.73%, 3/15/2038(d)	592	125
Series 3447, Class DB, 5.00%, 5/15/2038	1,941	2,126
Series 3459, Class MB, 5.00%, 6/15/2038	115	129
Series 3575, Class ZA, 5.00%, 6/15/2038	4,810	5,402
Series 4773, Class VK, 4.00%, 7/15/2038	1,202	1,213
Series 3546, Class A, 1.64%, 2/15/2039(d)	556	576
Series 3540, Class A, 5.00%, 5/15/2039	324	348
Series 4428, Class LA, 3.00%, 6/15/2039	1,100	1,135
Series 4346, Class A, 3.50%, 7/15/2039	96	101
Series 3597, Class HM, 4.50%, 8/15/2039	247	261
Series 3569, Class NY, 5.00%, 8/15/2039	655	734
Series 3572, Class JS, IF, IO, 6.71%, 9/15/2039(d)	448	62
Series 4212, Class LA, 3.00%, 10/15/2039	729	743
Series 3585, Class KW, 4.50%, 10/15/2039	1,843	2,021
Series 3768, Class MB, 4.00%, 12/15/2039	53	54
Series 3910, Class CT, 4.00%, 12/15/2039	23	23
Series 3609, Class SA, IF, IO, 6.25%, 12/15/2039(d)	2,469	327
Series 4329, Class KA, 3.00%, 1/15/2040	239	241
Series 3632, Class PK, 5.00%, 2/15/2040	456	500
Series 4352, Class A, 3.00%, 4/15/2040	77	78
Series 3656, Class PM, 5.00%, 4/15/2040	2,956	3,328
Series 4390, Class NY, 3.00%, 6/15/2040	541	545
Series 3819, Class G, 4.00%, 6/15/2040	31	32
Series 3786, Class NA, 4.50%, 7/15/2040	126	134
Series 3960, Class FJ, 0.44%, 8/15/2040(d)	19	19
Series 3726, Class PA, 3.00%, 8/15/2040	303	314
Series 3706, Class P, 4.00%, 8/15/2040	5,098	5,383
Series 4655, Class DJ, 3.00%, 10/15/2040	2,890	3,044
Series 4088, Class LE, 4.00%, 10/15/2040	311	316
Series 4318, Class KZ, 4.00%, 12/15/2040	2,988	3,248
Series 3769, Class ZC, 4.50%, 12/15/2040	1,528	1,653
Series 3803, Class FY, 0.49%, 1/15/2041(d)	96	96
Series 3822, Class ZG, 4.00%, 2/15/2041	6,507	7,159
Series 4080, Class DA, 2.00%, 3/15/2041	357	362
Series 3844, Class FA, 0.54%, 4/15/2041(d)	294	298
Series 3862, Class GA, 4.00%, 4/15/2041	282	303
Series 4074, Class PA, 3.00%, 5/15/2041	1,118	1,146
Series 4050, Class BA, 3.50%, 5/15/2041	511	517
Series 4229, Class MA, 3.50%, 5/15/2041	9,194	9,580
Series 3859, Class JB, 5.00%, 5/15/2041	418	464
Series 4150, Class JE, 2.00%, 6/15/2041	1,089	1,110
Series 3884, Class BL, 4.50%, 6/15/2041	6,314	6,790
Series 3939, Class BZ, 4.50%, 6/15/2041	2,919	3,076
Series 4150, Class FN, 0.39%, 7/15/2041(d)	514	515
Series 4105, Class HA, 2.00%, 7/15/2041	1,620	1,649
Series 4150, Class FY, 0.39%, 8/15/2041(d)	506	508
Series 4152, Class LE, 1.75%, 8/15/2041	4,717	4,792
Series 4143, Class NA, 2.50%, 8/15/2041	2,852	2,928
Series 3904, Class HC, 4.00%, 8/15/2041	1,209	1,305

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 3906, Class B, 4.00%, 8/15/2041	3,836	4,050
Series 3952, Class BQ, 2.00%, 10/15/2041	3,022	3,053
Series 3947, Class BH, 2.50%, 10/15/2041	4,750	4,882
Series 3934, Class KB, 5.00%, 10/15/2041	600	687
Series 3966, Class VZ, 4.00%, 12/15/2041	1,024	1,102
Series 4550, Class NA, 3.00%, 1/15/2042	872	890
Series 4122, Class PA, 1.50%, 2/15/2042	403	407
Series 4144, Class KD, 1.75%, 3/15/2042	624	624
Series 4215, Class NA, 3.00%, 4/15/2042	192	200
Series 4499, Class AB, 3.00%, 6/15/2042	779	790
Series 4088, Class BP, 3.00%, 8/15/2042	3,435	3,551
Series 4143, Class AE, 2.00%, 9/15/2042	2,291	2,325
Series 4656, Class EA, 4.00%, 9/15/2042	1,490	1,529
Series 4158, Class TC, 1.75%, 12/15/2042	339	340
Series 4821, Class NY, 4.00%, 12/15/2042	8,677	9,089
Series 4247, Class AK, 4.50%, 12/15/2042	635	667
Series 4158, Class LD, 2.00%, 1/15/2043	627	638
Series 4966, Class A, 2.50%, 4/25/2043	151	152
Series 4199, Class YZ, 3.50%, 5/15/2043	5,148	5,460
Series 4795, Class MP, 3.50%, 5/15/2043	1,312	1,335
Series 4302, Class MA, 3.00%, 7/15/2043	1,953	2,022
Series 4314, Class LP, 3.50%, 7/15/2043	66	69
Series 4558, Class DA, 3.50%, 7/15/2043	853	866
Series 4492, Class MA, 4.00%, 7/15/2043	1,389	1,422
Series 4655, Class WA, 3.50%, 8/15/2043	55	55
Series 4311, Class ED, 2.75%, 9/15/2043	156	158
Series 4480, Class LA, 3.50%, 9/15/2043	334	345
Series 4450, Class NH, 2.00%, 10/15/2043	266	268
Series 4330, Class PE, 3.00%, 11/15/2043	245	253
Series 4690, Class WA, 3.50%, 12/15/2043	1,631	1,658
Series 4286, Class MP, 4.00%, 12/15/2043	476	516
Series 4316, Class DZ, 3.00%, 3/15/2044	3,146	3,359
Series 4688, Class A, 3.50%, 3/15/2044	540	543
Series 4338, Class A, 2.50%, 5/15/2044	672	695
Series 4505, Class P, 3.50%, 5/15/2044	1,702	1,803
Series 4360, Class PZ, 3.00%, 7/15/2044	1,992	2,014
Series 4748, Class YA, 3.50%, 9/15/2044	297	297
Series 4545, Class PG, 3.00%, 12/15/2044	1,242	1,260
Series 4745, Class EC, 3.00%, 12/15/2044	2,832	2,872
Series 4425, Class TA, 2.00%, 1/15/2045	376	375
Series 4461, Class LZ, 3.00%, 3/15/2045	4,970	5,104
Series 4457, Class KZ, 3.00%, 4/15/2045	10,970	11,342
Series 4753, Class DA, 4.00%, 4/15/2045	415	417
Series 4478, Class PC, 2.00%, 5/15/2045	1,381	1,396
Series 4631, Class PA, 3.00%, 5/15/2045	2,623	2,731
Series 4664, Class PH, 3.50%, 5/15/2045	1,503	1,560
Series 4698, Class DA, 4.50%, 5/15/2045	3,114	3,292
Series 4758, Class HA, 4.00%, 6/15/2045	261	263
Series 4759, Class MA, 3.00%, 9/15/2045	172	176
Series 4777, Class CB, 3.50%, 10/15/2045	2,710	2,808
Series 4591, Class QE, 2.75%, 4/15/2046	297	302
Series 4574, Class YH, 3.00%, 4/15/2046	471	482
Series 4774, Class LP, 3.50%, 9/15/2046	5,917	6,110
Series 4714, Class PA, 3.00%, 11/15/2046	2,607	2,702
Series 4657, Class VZ, 3.00%, 2/15/2047	13,289	13,610
Series 4830, Class AP, 4.00%, 2/15/2047	1,466	1,555
Series 4675, Class EZ, 3.50%, 4/15/2047	1,526	1,666
Series 4682, Class LC, 2.50%, 5/15/2047	858	873
Series 4682, Class AP, 3.00%, 5/15/2047	1,125	1,150
Series 4740, Class JA, 3.00%, 10/15/2047	2,731	2,778

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 4749, Class ZL, 3.50%, 12/15/2047	17,774		18,854
Series 4936, Class AP, 2.50%, 9/25/2048	421		432
Series 4941, Class NP, 2.50%, 5/25/2049	1,207		1,239
Series 4922, Class GE, 2.50%, 7/25/2049	1,333		1,357
Series 4952, Class PA, 2.50%, 2/25/2050	1,834		1,883
FHLMC, STRIPS
Series 302, Class 350, 3.50%, 2/15/2028	259		270
Series 218, PO, 2/1/2032	108		103
Series 290, Class 200, 2.00%, 11/15/2032	559		563
Series 277, Class 30, 3.00%, 9/15/2042	3,139		3,279
Series 359, Class 350, 3.50%, 10/15/2047	2,381		2,512
FNMA, REMIC
Series G92-19, Class M, 8.50%, 4/25/2022	2		2
Series G92-40, Class ZC, 7.00%, 7/25/2022	—	(g)	—	(g)
Series G92-35, Class E, 7.50%, 7/25/2022	—	(g)	—	(g)
Series G92-35, Class EA, 8.00%, 7/25/2022	4		4
Series 1992-131, Class KB, 8.00%, 8/25/2022	25		26
Series G92-54, Class ZQ, 7.50%, 9/25/2022	—	(g)	—	(g)
Series 1992-185, Class L, 8.00%, 10/25/2022	32		33
Series G92-64, Class J, 8.00%, 11/25/2022	50		50
Series G92-66, Class K, 8.00%, 12/25/2022	24		25
Series 1997-44, Class N, PO, 6/25/2023	29		29
Series 1993-216, Class E, PO, 8/25/2023	15		15
Series 1993-235, Class G, PO, 9/25/2023	1		1
Series 1993-165, Class SN, IF, 11.47%, 9/25/2023(d)	—	(g)	—	(g)
Series 2003-106, Class WG, 4.50%, 11/25/2023	928		952
Series 1993-226, Class PK, 6.00%, 12/25/2023	61		63
Series 1994-15, Class ZK, 5.50%, 2/25/2024	142		148
Series 1994-43, Class PK, 6.35%, 2/25/2024	61		63
Series 2001-40, PO, 4/25/2024	26		25
Series G94-6, Class PJ, 8.00%, 5/17/2024	36		37
Series 2013-52, Class PV, 3.00%, 10/25/2024	1,397		1,404
Series 2010-38, Class B, 4.00%, 4/25/2025	118		121
Series 2011-17, Class GD, 3.50%, 2/25/2026	29		29
Series 2011-48, Class CN, 4.00%, 6/25/2026(e)	66		70
Series 2011-61, Class B, 3.00%, 7/25/2026	400		415
Series 2011-72, Class KB, 3.50%, 8/25/2026	538		560
Series 2013-100, Class VW, 3.00%, 11/25/2026	1,038		1,054
Series 2012-32, Class DE, 3.00%, 12/25/2026	205		211
Series 2015-96, Class EA, 3.00%, 12/25/2026	1,966		2,045
Series 2012-26, Class CA, 2.50%, 3/25/2027	694		709
Series 2012-53, Class BK, 1.75%, 5/25/2027	2,458		2,493
Series 2012-46, Class KI, IO, 3.50%, 5/25/2027	6,487		345
Series 2012-102, Class GA, 1.38%, 9/25/2027	1,907		1,918
Series 2012-102, Class IB, IO, 3.50%, 9/25/2027	3,272		204
Series 2020-9, Class D, 6.50%, 9/25/2027	1,445		1,522
Series 2012-127, Class AC, 1.50%, 11/25/2027	631		637
Series 2012-124, Class HG, 2.00%, 11/25/2027	344		352
Series 2013-5, Class DA, 1.50%, 2/25/2028	388		389
Series 2014-26, Class HC, 2.50%, 2/25/2028	98		99
Series 2013-13, Class KD, 1.50%, 3/25/2028	307		310
Series 2008-72, IO, 5.00%, 8/25/2028	33		1
Series 2013-137, Class BA, 1.50%, 1/25/2029	567		567
Series 2009-15, Class AC, 5.50%, 3/25/2029	911		993
Series 2009-58, Class B, 4.50%, 8/25/2029	1,147		1,231
Series 2010-14, Class AC, 4.00%, 3/25/2030	231		246
Series 2013-101, Class HA, 3.00%, 10/25/2030	46		47
Series 2012-14, Class EA, 2.50%, 12/25/2030	40		40
Series 2012-20, Class BD, 2.00%, 1/25/2031	3,003		3,054
Series 2001-38, Class EA, PO, 8/25/2031	52		51

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2015-89, Class KE, 2.00%, 11/25/2031	138	141
Series 2012-98, Class QG, 1.75%, 1/25/2032	569	573
Series 2001-81, Class HE, 6.50%, 1/25/2032	2,336	2,717
Series 2002-34, Class FA, 0.59%, 5/18/2032(d)	123	124
Series 2016-12, Class EG, 2.00%, 5/25/2032	1,373	1,397
Series 2013-109, Class BA, 3.00%, 10/25/2032	896	930
Series 2002-64, Class PG, 5.50%, 10/25/2032	1,838	2,079
Series 2004-61, Class FH, 0.89%, 11/25/2032(d)	1,016	1,036
Series 2002-77, Class TF, 1.09%, 12/18/2032(d)	185	189
Series 2002-77, Class QG, 5.50%, 12/25/2032	417	466
Series 2002-84, Class DZ, 5.50%, 12/25/2032	253	289
Series 2012-148, Class CK, 1.75%, 1/25/2033	1,335	1,362
Series 2002-94, Class BZ, 5.50%, 1/25/2033	1,109	1,252
Series 2003-7, Class FB, 0.84%, 2/25/2033(d)	263	268
Series 2013-18, Class TG, 2.00%, 2/25/2033	568	578
Series 2019-66, Class MA, 3.00%, 2/25/2033	2,876	2,921
Series 2013-116, Class CE, 3.00%, 4/25/2033	1,431	1,468
Series 2013-31, Class NL, 4.00%, 4/25/2033	526	573
Series 2003-42, Class CI, IO, 6.50%, 5/25/2033	192	28
Series 2003-63, Class A7, 5.50%, 6/25/2033	2,252	2,526
Series 2003-49, IO, 6.50%, 6/25/2033	272	55
Series 2003-58, Class GL, 3.50%, 7/25/2033	134	145
Series 2013-133, Class WA, 3.00%, 8/25/2033	2,748	2,825
Series 2003-84, Class PZ, 5.00%, 9/25/2033	74	82
Series 2013-119, Class VA, 3.00%, 10/25/2033	1,960	2,002
Series 2003-107, Class ZD, 6.00%, 11/25/2033	1,555	1,790
Series 2014-1, Class KV, 3.00%, 1/25/2034	3,000	3,045
Series 2014-19, Class VK, 4.50%, 4/25/2034	1,378	1,405
Series 2004-60, Class LB, 5.00%, 4/25/2034	3	3
Series 2004-38, Class AO, PO, 5/25/2034	2,637	2,191
Series 2004-72, Class F, 0.59%, 9/25/2034(d)	152	153
Series 2004-91, Class BR, 5.50%, 12/25/2034	75	85
Series 2004-90, Class ZU, 6.00%, 12/25/2034	1,149	1,335
Series 2005-5, Class PA, 5.00%, 1/25/2035	433	466
Series 2004-101, Class AR, 5.50%, 1/25/2035	14	15
Series 2005-27, Class HZ, 5.00%, 4/25/2035	2,152	2,397
Series 2005-31, Class PB, 5.50%, 4/25/2035	1,045	1,176
Series 2005-38, Class FK, 0.39%, 5/25/2035(d)	507	503
Series 2015-41, Class CA, 3.00%, 6/25/2035	638	672
Series 2005-66, Class PF, 0.34%, 7/25/2035(d)	166	163
Series 2005-55, Class PN, 5.50%, 7/25/2035	2,385	2,715
Series 2005-64, Class PL, 5.50%, 7/25/2035	79	88
Series 2005-103, Class BT, IF, 6.50%, 7/25/2035(d)	253	286
Series 2006-4, Class PB, 6.00%, 9/25/2035	634	665
Series 2010-39, Class FT, 1.04%, 10/25/2035(d)	822	844
Series 2005-88, Class ZC, 5.00%, 10/25/2035	2,496	2,781
Series 2007-109, Class VZ, 5.00%, 10/25/2035	2,064	2,306
Series 2005-84, Class MB, 5.75%, 10/25/2035	1,045	1,157
Series 2013-114, Class JA, 3.00%, 11/25/2035	121	124
Series 2015-87, Class TB, 4.00%, 11/25/2035	5,326	5,792
Series 2005-101, Class B, 5.00%, 11/25/2035	1,156	1,289
Series 2005-99, Class AF, 0.44%, 12/25/2035(d)	126	127
Series 2014-88, Class ER, 2.50%, 2/25/2036	104	108
Series 2006-16, Class FC, 0.39%, 3/25/2036(d)	113	114
Series 2006-14, Class DB, 5.50%, 3/25/2036	467	523
Series 2006-27, Class BF, 0.39%, 4/25/2036(d)	210	211
Series 2006-46, Class FW, 0.49%, 6/25/2036(d)	337	339
Series 2006-42, Class PF, 0.50%, 6/25/2036(d)	258	260
Series 2006-50, Class PE, 5.00%, 6/25/2036	407	457
Series 2009-71, Class JT, 6.00%, 6/25/2036	233	262

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2006-101, Class FC, 0.39%, 7/25/2036(d)	264	264
Series 2006-101, Class FD, 0.39%, 7/25/2036(d)	168	168
Series 2006-56, Class DC, 0.74%, 7/25/2036(d)	318	321
Series 2006-58, Class ST, IF, IO, 7.06%, 7/25/2036(d)	355	62
Series 2007-1, Class NF, 0.34%, 2/25/2037(d)	406	407
Series 2007-16, Class FC, 0.84%, 3/25/2037(d)	19	20
Series 2007-22, Class SC, IF, IO, 5.99%, 3/25/2037(d)	36	1
Series 2007-33, Class MS, IF, IO, 6.50%, 4/25/2037(d)	1,587	223
Series 2011-71, Class FB, 0.59%, 5/25/2037(d)	184	184
Series 2007-57, Class ZE, 4.75%, 5/25/2037	444	463
Series 2007-B2, Class ZA, 5.50%, 6/25/2037	2,320	2,661
Series 2008-93, Class AM, 5.50%, 6/25/2037	36	37
Series 2008-5, Class PE, 5.00%, 8/25/2037	120	135
Series 2007-85, Class SH, IF, IO, 6.41%, 9/25/2037(d)	1,001	77
Series 2007-117, Class FM, 0.79%, 1/25/2038(d)	190	195
Series 2007-117, Class MF, 0.79%, 1/25/2038(d)	356	365
Series 2008-24, Class PF, 0.74%, 2/25/2038(d)	147	148
Series 2008-18, Class SE, IF, IO, 6.18%, 3/25/2038(d)	96	14
Series 2008-25, Class DZ, 5.75%, 4/25/2038	446	512
Series 2013-96, Class YA, 3.50%, 9/25/2038	513	527
Series 2008-83, Class CA, 6.00%, 9/25/2038	592	684
Series 2013-15, Class EF, 0.44%, 3/25/2039(d)	14	14
Series 2010-134, Class DJ, 2.25%, 3/25/2039	557	561
Series 2011-104, Class KE, 2.50%, 3/25/2039	21	21
Series 2011-104, Class KY, 4.00%, 3/25/2039	201	205
Series 2009-29, Class LA, 1.36%, 5/25/2039(d)	1,158	1,147
Series 2009-62, Class HJ, 6.00%, 5/25/2039	214	223
Series 2013-25, Class DC, 2.50%, 6/25/2039	627	646
Series 2009-59, Class HB, 5.00%, 8/25/2039	1,534	1,716
Series 2009-70, Class FA, 1.29%, 9/25/2039(d)	114	115
Series 2009-73, Class HJ, 6.00%, 9/25/2039	160	184
Series 2010-118, Class EF, 0.54%, 10/25/2039(d)	117	117
Series 2009-86, Class PE, 5.00%, 10/25/2039	3,561	3,981
Series 2013-125, Class AB, 4.00%, 11/25/2039	272	290
Series 2009-87, Class B, 4.50%, 11/25/2039	2,002	2,156
Series 2009-112, Class SW, IF, IO, 6.16%, 1/25/2040(d)	2,906	355
Series 2013-1, Class BA, 3.00%, 2/25/2040	543	549
Series 2010-35, Class KF, 0.59%, 4/25/2040(d)	306	308
Series 2011-4, Class PK, 3.00%, 4/25/2040	1,031	1,054
Series 2010-37, Class CY, 5.00%, 4/25/2040	66	74
Series 2011-3, Class KA, 5.00%, 4/25/2040	349	367
Series 2011-61, Class ZA, 5.00%, 4/25/2040	1,243	1,389
Series 2011-21, Class PA, 4.50%, 5/25/2040	1,030	1,092
Series 2010-43, Class HJ, 5.50%, 5/25/2040	210	242
Series 2010-58, Class FA, 0.64%, 6/25/2040(d)	420	427
Series 2010-58, Class FY, 0.82%, 6/25/2040(d)	167	171
Series 2014-70, Class A, 3.00%, 6/25/2040	201	201
Series 2012-63, Class MA, 4.00%, 6/25/2040	791	817
Series 2010-64, Class DM, 5.00%, 6/25/2040	1,021	1,134
Series 2016-66, Class DE, 2.00%, 9/25/2040	1,273	1,277
Series 2010-109, Class M, 3.00%, 9/25/2040	1,594	1,655
Series 2012-9, Class YF, 0.49%, 11/25/2040(d)	58	58
Series 2013-106, Class GA, 2.50%, 11/25/2040	40	41
Series 2010-126, Class LI, IO, 4.00%, 11/25/2040	789	55
Series 2015-44, Class J, 3.50%, 12/25/2040	7	7
Series 2012-70, Class HP, 2.00%, 1/25/2041	3,317	3,385
Series 2010-154, Class MW, 3.50%, 1/25/2041	4,950	5,260
Series 2011-18, Class KY, 4.00%, 3/25/2041	785	839

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2013-15, Class CP, 1.75%, 4/25/2041	2,187	2,208
Series 2014-70, Class CW, 3.00%, 4/25/2041	7,651	7,830
Series 2011-35, Class PE, 4.00%, 4/25/2041	1,752	1,840
Series 2013-96, Class CA, 4.00%, 4/25/2041	339	344
Series 2011-53, Class FT, 0.67%, 6/25/2041(d)	159	161
Series 2011-52, Class GB, 5.00%, 6/25/2041	120	135
Series 2013-77, Class EP, 2.50%, 7/25/2041	1,171	1,189
Series 2011-128, Class KP, 4.50%, 7/25/2041	80	84
Series 2011-59, Class NZ, 5.50%, 7/25/2041	851	973
Series 2012-147, Class NE, 1.75%, 8/25/2041	2,270	2,288
Series 2012-14, Class PA, 2.00%, 8/25/2041	294	300
Series 2013-72, Class LY, 3.50%, 8/25/2041	830	864
Series 2013-5, Class AE, 1.75%, 9/25/2041	2,855	2,899
Series 2015-45, Class GA, 2.50%, 9/25/2041	657	668
Series 2013-126, Class CA, 4.00%, 9/25/2041	396	420
Series 2011-123, Class BP, 2.00%, 10/25/2041	4,632	4,674
Series 2011-141, Class MA, 3.50%, 10/25/2041	383	386
Series 2013-100, Class MP, 4.50%, 11/25/2041	3,632	3,830
Series 2012-64, Class PK, 4.50%, 12/25/2041	1,536	1,633
Series 2012-113, Class DC, 2.25%, 1/25/2042	244	250
Series 2012-27, Class PL, 2.00%, 2/25/2042	322	329
Series 2012-139, Class NY, 5.00%, 2/25/2042	2,056	2,237
Series 2012-133, Class AP, 1.75%, 3/25/2042	4,818	4,824
Series 2016-21, Class BA, 3.00%, 3/25/2042	1,204	1,219
Series 2012-100, Class TL, 4.00%, 4/25/2042	353	379
Series 2012-80, Class EB, 4.50%, 4/25/2042	934	975
Series 2013-9, Class CB, 5.50%, 4/25/2042	3,482	3,939
Series 2012-128, Class VF, 0.34%, 6/25/2042(d)	637	638
Series 2013-73, Class PG, 2.50%, 6/25/2042	1,156	1,186
Series 2016-95, Class KA, 3.00%, 6/25/2042	2,526	2,585
Series 2013-96, Class FY, 0.44%, 7/25/2042(d)	254	257
Series 2012-144, Class HP, 1.75%, 7/25/2042	597	607
Series 2013-93, Class PJ, 3.00%, 7/25/2042	945	959
Series 2013-34, Class PC, 2.50%, 8/25/2042	710	729
Series 2017-46, Class NA, 3.00%, 8/25/2042	342	343
Series 2014-18, Class DE, 4.00%, 8/25/2042	1,339	1,387
Series 2012-94, Class K, 2.00%, 9/25/2042	1,191	1,198
Series 2013-60, Class PD, 2.00%, 10/25/2042	847	857
Series 2012-112, Class DA, 3.00%, 10/25/2042	2,735	2,857
Series 2013-81, Class NC, 3.00%, 10/25/2042	802	832
Series 2013-72, Class AF, 0.34%, 11/25/2042(d)	91	91
Series 2012-128, Class BA, 1.50%, 11/25/2042	5,705	5,761
Series 2013-20, Class JP, 2.00%, 11/25/2042	1,320	1,333
Series 2013-6, Class HD, 1.50%, 12/25/2042	432	432
Series 2013-35, Class LP, 3.00%, 1/25/2043	6,100	6,231
Series 2013-61, Class BA, 3.00%, 1/25/2043	2,222	2,257
Series 2013-58, Class FP, 0.34%, 2/25/2043(d)	875	877
Series 2013-10, Class PA, 1.50%, 2/25/2043	1,148	1,128
Series 2013-10, Class UB, 2.00%, 2/25/2043	1,520	1,518
Series 2015-55, Class PK, 2.50%, 3/25/2043	4,884	4,973
Series 2016-36, Class BC, 2.50%, 3/25/2043	1,144	1,160
Series 2013-100, Class PL, 4.50%, 3/25/2043	972	1,064
Series 2013-64, Class PF, 0.34%, 4/25/2043(d)	710	711
Series 2013-66, Class LB, 1.50%, 4/25/2043	118	119
Series 2020-18, Class BA, 2.50%, 4/25/2043	564	564
Series 2017-46, Class MG, 3.00%, 4/25/2043	273	275
Series 2013-26, Class ZV, 3.50%, 4/25/2043	10,830	11,854
Series 2013-33, Class UZ, 3.50%, 4/25/2043	8,123	8,707
Series 2018-18, Class P, 3.50%, 4/25/2043	1,589	1,601
Series 2014-3, Class BL, 2.50%, 6/25/2043	111	113

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2013-66, Class MB, 3.00%, 7/25/2043	2,000		2,104
Series 2014-43, Class PZ, 3.00%, 7/25/2043	1,516		1,567
Series 2014-32, Class DK, 3.00%, 8/25/2043	484		502
Series 2013-92, Class DE, 4.00%, 9/25/2043	600		696
Series 2015-34, Class UP, 3.00%, 11/25/2043	1,127		1,155
Series 2014-15, Class AC, 3.50%, 4/25/2044	6,092		6,537
Series 2014-56, Class Z, 3.50%, 9/25/2044	8,861		9,162
Series 2017-74, Class KA, 3.00%, 11/25/2044	596		606
Series 2016-100, Class P, 3.50%, 11/25/2044	97		101
Series 2020-18, Class DC, 2.50%, 2/25/2045	688		695
Series 2015-33, Class DT, 2.50%, 6/25/2045	718		741
Series 2015-33, Class P, 2.50%, 6/25/2045	1,421		1,463
Series 2015-51, Class KC, 3.00%, 6/25/2045	517		523
Series 2016-106, Class BA, 3.00%, 6/25/2045	4,607		4,758
Series 2017-18, Class DA, 3.00%, 8/25/2045	1,986		2,041
Series 2016-84, Class LA, 3.00%, 12/25/2045	1,344		1,389
Series 2016-2, Class GA, 3.00%, 2/25/2046	2,339		2,462
Series 2016-16, Class AL, 3.00%, 4/25/2046	12,800		13,398
Series 2017-15, Class PE, 3.50%, 4/25/2046	1,737		1,807
Series 2017-58, Class P, 3.00%, 6/25/2046	4,643		4,790
Series 2018-48, Class PA, 4.00%, 6/25/2046	9,889		10,423
Series 2017-68, Class HQ, 3.00%, 7/25/2046	1,579		1,627
Series 2016-80, Class JP, 3.00%, 11/25/2046	825		850
Series 2017-85, Class HA, 3.00%, 12/25/2046	1,899		1,990
Series 2017-10, Class FA, 0.49%, 3/25/2047(d)	313		316
Series 2017-11, Class PH, 2.50%, 3/25/2047	317		327
Series 2017-89, Class KZ, 3.50%, 8/25/2047	6,519		7,112
Series 2017-84, Class JA, 2.75%, 9/25/2047	991		1,020
Series 2017-96, Class MA, 3.00%, 12/25/2047	687		704
Series 2017-102, Class PZ, 3.50%, 12/25/2047	2,185		2,369
Series 2018-37, Class BC, 3.50%, 12/25/2047	541		554
Series 2018-13, Class PA, 3.00%, 3/25/2048	12,195		12,459
Series 2018-15, Class NZ, 3.00%, 3/25/2048	8,951		9,156
Series 2018-15, Class ZG, 3.50%, 3/25/2048	2,844		2,946
Series 2019-17, Class KA, 3.50%, 4/25/2048	694		707
Series 2019-65, Class PA, 2.50%, 5/25/2048	257		264
Series 2019-11, Class EA, 3.00%, 5/25/2048	1,176		1,224
Series 2019-20, Class PB, 2.75%, 7/25/2048	422		434
Series 2018-87, Class BA, 4.00%, 7/25/2048	453		466
Series 2020-94, PO, 9/25/2048	859		789
Series 2019-9, Class ZA, 3.50%, 9/25/2048	7,669		8,045
Series 2019-51, Class DW, 3.50%, 11/25/2048	1,594		1,612
Series 2020-49, Class GA, 1.50%, 2/25/2049	3,982		3,958
Series 2020-49, Class GC, 2.00%, 2/25/2049	3,979		4,021
Series 2009-11, Class ZY, 5.50%, 3/25/2049	3,517		3,592
Series 2019-18, Class BA, 3.50%, 5/25/2049	12,586		13,486
Series 2019-70, Class JA, 2.50%, 9/25/2049	293		295
Series 2019-72, Class KA, 2.50%, 9/25/2049	358		363
Series 2020-15, Class EA, 2.00%, 10/25/2049	1,006		1,013
Series 2019-70, Class MB, 2.50%, 12/25/2049	1,000		1,014
Series 2019-81, Class LA, 2.50%, 12/25/2049	550		567
Series 2020-7, Class DZ, 3.00%, 2/25/2050	1,089		1,116
Series 2020-15, Class EM, 3.00%, 3/25/2050	829		855
Series 2019-33, Class MA, 3.50%, 7/25/2055	1,219		1,274
Series 2018-70, Class HA, 3.50%, 10/25/2056	972		1,015
FNMA, REMIC Trust, Whole Loan
Series 1995-W3, Class A, 9.00%, 4/25/2025	—	(g)	—	(g)
FNMA, REMIC, Whole Loan
Series 2007-54, Class FA, 0.49%, 6/25/2037(d)	156		158

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2007-106, Class A7, 6.25%, 10/25/2037(d)	204		237
Series 2001-50, Class BA, 7.00%, 10/25/2041	91		103
FNMA, STRIPS
Series 268, Class 2, IO, 9.00%, 2/25/2023	—	(g)	—	(g)
Series 289, Class 1, PO, 11/25/2027	99		95
Series 334, Class 17, IO, 6.50%, 2/25/2033(d)	173		30
Series 334, Class 9, IO, 6.00%, 3/25/2033	362		60
Series 334, Class 13, IO, 6.00%, 3/25/2033(d)	143		22
Series 356, Class 16, IO, 5.50%, 6/25/2035(d)	117		18
Series 359, Class 16, IO, 5.50%, 10/25/2035(d)	97		16
Series 369, Class 19, IO, 6.00%, 10/25/2036(d)	106		20
Series 369, Class 26, IO, 6.50%, 10/25/2036(d)	80		16
Series 386, Class 20, IO, 6.50%, 8/25/2038(d)	189		36
Series 394, Class C3, IO, 6.50%, 9/25/2038	345		68
Series 411, Class A3, 3.00%, 8/25/2042	1,620		1,685
FNMA, Whole Loan Series 2007-W1, Class 1AF1, 0.35%, 11/25/2046(d)	1,630		1,618
GNMA
Series 2011-132, Class GJ, 2.00%, 9/16/2026	321		329
Series 2011-155, Class A, 3.00%, 11/20/2026	101		105
Series 2011-158, Class AB, 3.00%, 11/20/2026	260		267
Series 2012-3, Class AK, 3.00%, 1/16/2027	1,404		1,458
Series 2012-32, Class EG, 3.00%, 3/16/2027	681		705
Series 2013-75, Class AC, 1.50%, 5/20/2028	1,404		1,416
Series 2018-78I, Class EV, 3.00%, 8/20/2031	1,582		1,629
Series 2003-50, Class F, 0.39%, 5/16/2033(d)	138		138
Series 2004-39, Class IN, IO, 5.50%, 6/20/2033	155		11
Series 2006-26, Class S, IF, IO, 6.41%, 6/20/2036(d)	4,190		514
Series 2007-16, Class KU, IF, IO, 6.56%, 4/20/2037(d)	2,609		383
Series 2009-106, Class XL, IF, IO, 6.66%, 6/20/2037(d)	2,427		376
Series 2013-23, Class BP, 3.00%, 9/20/2037	459		470
Series 2008-75, Class SP, IF, IO, 7.38%, 8/20/2038(d)	863		99
Series 2009-14, Class SA, IF, IO, 5.99%, 3/20/2039(d)	2,650		222
Series 2009-14, Class KS, IF, IO, 6.21%, 3/20/2039(d)	1,099		124
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	323		66
Series 2009-75, Class NB, 4.50%, 6/20/2039	126		132
Series 2010-144, Class DA, 4.00%, 9/16/2039	17		17
Series 2013-117, Class A, 2.50%, 10/20/2039	98		99
Series 2013-167, Class EP, 2.50%, 11/20/2039	213		213
Series 2010-59, Class HZ, 4.50%, 5/16/2040	1,839		2,031
Series 2011-26, Class PA, 4.00%, 7/20/2040	42		43
Series 2011-73, Class KB, 4.00%, 1/16/2041	612		629
Series 2013-71, Class NA, 2.50%, 8/20/2041	101		104
Series 2015-116, Class A, 2.50%, 3/20/2042	969		991
Series 2012-96, Class WP, 6.50%, 8/16/2042	2,992		3,536
Series 2012-127, Class PA, 2.00%, 9/16/2042	1,680		1,718
Series 2013-42, Class ND, 1.75%, 11/20/2042	149		149
Series 2013-28, Class DE, 1.75%, 12/20/2042	314		316
Series 2014-12, Class ZA, 3.00%, 1/20/2044	19,881		20,932
Series 2018-33, Class D, 3.00%, 1/20/2044	1,723		1,749
Series 2018-29, Class LC, 3.00%, 4/20/2044	270		272
Series 2016-25, Class QH, 3.00%, 12/16/2044	1,768		1,836
Series 2015-80, Class CP, 4.50%, 6/20/2045	398		433
Series 2015-80, Class CQ, 5.00%, 6/20/2045	287		317
Series 2018-36, Class AM, 3.00%, 7/20/2045	758		783
Series 2016-79, Class LA, 3.00%, 9/20/2045	647		654
Series 2016-90, Class MA, 3.00%, 10/20/2045	526		530
Series 2016-104, Class MA, 3.00%, 11/20/2045	900		905
Series 2020-125, Class AG, 2.50%, 2/20/2046	3,321		3,349
Series 2016-91, Class WH, 2.75%, 3/20/2046	1,426		1,461
Series 2017-99, Class DB, 3.00%, 3/20/2046	1,095		1,155

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2018-168, Class NA, 3.00%, 12/20/2046	1,612	1,685
Series 2017-65, Class DZ, 3.00%, 4/20/2047	2,685	2,768
Series 2019-86, Class AB, 3.50%, 5/20/2047	43	43
Series 2017-149, Class DA, 2.50%, 6/20/2047	3,836	3,983
Series 2017-139, Class PE, 2.75%, 8/20/2047	6,267	6,383
Series 2018-34, Class TY, 3.50%, 3/20/2048	1,413	1,434
Series 2019-74, Class AT, 3.00%, 6/20/2049	650	688
Series 2019-145, Class PA, 3.50%, 8/20/2049	475	480
Series 2020-5, Class NA, 3.50%, 12/20/2049	5,745	5,871
Series 2020-74, Class DY, 2.00%, 5/20/2050	1,946	1,976
Series 2020-83, Class KP, 3.00%, 6/20/2050	433	440
Series 2010-H26, Class LF, 0.43%, 8/20/2058(d)	265	265
Series 2010-H03, Class FA, 0.64%, 3/20/2060(d)	3,402	3,414
Series 2011-H07, Class FA, 0.58%, 2/20/2061(d)	2,733	2,740
Series 2011-H08, Class FA, 0.68%, 2/20/2061(d)	2,409	2,419
Series 2011-H11, Class FA, 0.58%, 3/20/2061(d)	488	490
Series 2011-H11, Class FB, 0.58%, 4/20/2061(d)	424	425
Series 2011-H21, Class FA, 0.68%, 10/20/2061(d)	263	264
Series 2013-H05, Class FB, 0.48%, 2/20/2062(d)	218	218
Series 2012-H14, Class FK, 0.66%, 7/20/2062(d)	337	338
Series 2012-H18, Class NA, 0.60%, 8/20/2062(d)	251	252
Series 2012-H20, Class BA, 0.64%, 9/20/2062(d)	603	605
Series 2012-H29, Class FA, 0.59%, 10/20/2062(d)	126	126
Series 2012-H23, Class WA, 0.60%, 10/20/2062(d)	307	308
Series 2012-H30, Class GA, 0.43%, 12/20/2062(d)	325	324
Series 2013-H08, Class FA, 0.43%, 3/20/2063(d)	486	486
Series 2013-H11, Class FA, 0.53%, 4/20/2063(d)	444	445
Series 2013-H14, Class FG, 0.55%, 5/20/2063(d)	129	129
Series 2013-H15, Class FA, 0.62%, 6/20/2063(d)	1,315	1,319
Series 2013-H19, Class FC, 0.68%, 8/20/2063(d)	3,358	3,368
Series 2014-H05, Class FB, 0.68%, 12/20/2063(d)	624	626
Series 2014-H02, Class FB, 0.73%, 12/20/2063(d)	2,203	2,214
Series 2014-H14, Class GF, 0.55%, 7/20/2064(d)	329	329
Series 2014-H16, Class FL, 0.55%, 7/20/2064(d)	851	854
Series 2014-H21, Class FA, 0.73%, 10/20/2064(d)	348	350
Series 2015-H04, Class FL, 0.55%, 2/20/2065(d)	209	209
Series 2015-H13, Class FG, 0.48%, 4/20/2065(d)	468	468
Series 2015-H10, Class FH, 0.68%, 4/20/2065(d)	1,514	1,524
Series 2015-H09, Class FA, 0.70%, 4/20/2065(d)	460	464
Series 2015-H10, Class FK, 0.70%, 4/20/2065(d)	14,897	15,004
Series 2015-H14, Class FB, 0.51%, 5/20/2065(d)	221	221
Series 2015-H12, Class FB, 0.68%, 5/20/2065(d)	11,454	11,527
Series 2015-H12, Class FD, 0.68%, 5/20/2065(d)	1,559	1,570
Series 2015-H14, Class FA, 0.65%, 6/20/2065(d)	5,831	5,864
Series 2015-H16, Class FM, 0.68%, 7/20/2065(d)	3,685	3,711
Series 2015-H24, Class FA, 0.73%, 9/20/2065(d)	6,426	6,481
Series 2015-H27, Class FA, 0.83%, 9/20/2065(d)	1,827	1,848
Series 2015-H25, Class FD, 0.73%, 10/20/2065(d)	7,989	8,058
Series 2015-H29, Class FA, 0.78%, 10/20/2065(d)	9	9
Series 2015-H29, Class FJ, 0.76%, 11/20/2065(d)	4,842	4,884
Series 2016-H01, Class FA, 0.98%, 1/20/2066(d)	3,708	3,768
Series 2016-H06, Class FC, 1.00%, 2/20/2066(d)	2,858	2,901
Series 2016-H06, Class FA, 1.03%, 2/20/2066(d)	2,737	2,785
Series 2016-H09, Class FN, 0.93%, 3/20/2066(d)	3,455	3,503
Series 2016-H14, Class FA, 0.88%, 6/20/2066(d)	1,911	1,936
Series 2016-H24, Class AF, 0.93%, 11/20/2066(d)	2,648	2,689
Series 2017-H07, Class FG, 0.54%, 2/20/2067(d)	571	572
Series 2017-H14, Class FD, 0.55%, 6/20/2067(d)	651	653

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2017-H16, Class CF, 0.55%, 7/20/2067(d)	833		835
Series 2017-H15, Class FN, 0.58%, 7/20/2067(d)	557		559
Series 2017-H19, Class FA, 0.53%, 8/20/2067(d)	2,589		2,592
Series 2018-H04, Class FG, 0.36%, 2/20/2068(d)	639		638
Series 2018-H07, Class FE, 0.43%, 2/20/2068(d)	249		249
Series 2019-H01, Class FT, 0.48%, 10/20/2068(d)	2,930		2,931
Series 2019-H05, Class FT, 0.52%, 4/20/2069(d)	8,227		8,234
JPMorgan Mortgage Trust
Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	194		194
Series 2006-A2, Class 4A1, 2.23%, 8/25/2034(d)	516		540
Legacy Mortgage Asset Trust
Series 2020-GS5, Class A1, 3.25%, 6/25/2060(a)	1,092		1,106
Series 2021-GS2, Class A1, 1.75%, 4/25/2061(a)(e)	9,662		9,598
Series 2021-GS3, Class A1, 1.75%, 7/25/2061(a)(e)	4,407		4,375
Series 2021-GS1, Class A1, 1.89%, 10/25/2066(a)(e)	7,650		7,649
LHOME Mortgage Trust Series 2021-RTL1, Class A1, 2.09%, 9/25/2026(a)(d)	6,000		5,986
MASTR Alternative Loan Trust Series 2004-8, Class 6A1, 5.50%, 9/25/2019	—	(g)	—	(g)
MFA Trust Series 2021-NQM2, Class A1, 1.03%, 11/25/2064(a)(d)	1,839		1,828
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-AR6, Class 4A1, 0.61%, 12/25/2035(d)	1,313		425
NYMT Loan Trust
Series 2020-SP2, Class A1, 2.94%, 10/25/2060(a)(d)	10,954		10,957
Series 2021-SP1, Class A1, 1.67%, 8/25/2061(a)(e)	12,834		12,715
OBX Trust Series 2020-EXP3, Class 2A1, 0.99%, 1/25/2060(a)(d)	1,745		1,747
PRPM LLC
Series 2020-6, Class A1, 2.36%, 11/25/2025(a)(e)	4,955		4,957
Series 2021-1, Class A1, 2.12%, 1/25/2026(a)(d)	11,938		11,896
Series 2021-2, Class A1, 2.12%, 3/25/2026(a)(d)	11,877		11,816
Series 2021-3, Class A1, 1.87%, 4/25/2026(a)(e)	5,894		5,871
Series 2021-4, Class A1, 1.87%, 4/25/2026(a)(e)	7,397		7,334
Series 2021-5, Class A1, 1.79%, 6/25/2026(a)(e)	16,642		16,518
Series 2021-6, Class A1, 1.79%, 7/25/2026(a)(e)	17,872		17,748
Series 2021-7, Class A1, 1.87%, 8/25/2026(a)(e)	14,559		14,433
Series 2021-11, Class A1, 2.49%, 11/25/2026(a)(d)	2,857		2,857
Series 2021-RPL2, Class A1, 1.46%, 10/25/2051(a)(d)	2,441		2,435
RCO VII Mortgage LLC Series 2021-1, Class A1, 1.87%, 5/26/2026(a)(e)	13,732		13,687
Visio Trust Series 2019-2, Class A1, 2.72%, 11/25/2054(a)(d)	4,554		4,608
ZH Trust Series 2021-1, Class A, 2.25%, 2/18/2027(a)	5,603		5,541

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,201,102)			1,192,396

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.8%
ACRE Commercial Mortgage Ltd. (Cayman Islands) Series 2021-FL4, Class A, 0.92%, 12/18/2037(a)(d)	5,919		5,902
AREIT Trust Series 2021-CRE5, Class C, 2.34%, 8/17/2026‡(a)(d)	8,292		8,296
Banc of America Commercial Mortgage Trust Series 2016-UB10, Class A3, 2.90%, 7/15/2049	4,423		4,561
BANK Series 2020-BN30, Class XA, IO, 1.44%, 12/15/2053(d)	85,062		7,885
Benchmark Mortgage Trust Series 2018-B6, Class A2, 4.20%, 10/10/2051	1,254		1,305
BX Series 2021-MFM1, Class A, 0.79%, 1/15/2034(a)(d)	3,000		2,988
BX Commercial Mortgage Trust Series 2020-BXLP, Class A, 0.89%, 12/15/2036(a)(d)	6,801		6,795
BXMT Ltd. (Cayman Islands) Series 2021-FL4, Class A, 1.14%, 5/15/2038(a)(d)	6,000		5,989
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class C, 5.26%, 11/10/2046‡(d)	3,000		3,097
Series 2014-GC21, Class A4, 3.58%, 5/10/2047	1,976		2,044
Series 2014-GC23, Class C, 4.58%, 7/10/2047‡(d)	4,385		4,585

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COMM Mortgage Trust
Series 2015-CR26, Class B, 4.63%, 10/10/2048‡(d)	2,000	2,151
Series 2016-CR28, Class A3, 3.50%, 2/10/2049	2,100	2,228
Commercial Mortgage Trust
Series 2020-CBM, Class A2, 2.90%, 2/10/2037(a)	4,355	4,422
Series 2020-CBM, Class B, 3.10%, 2/10/2037‡(a)	4,765	4,795
Series 2014-CR16, Class AM, 4.28%, 4/10/2047	9,853	10,433
Series 2014-UBS3, Class B, 4.31%, 6/10/2047‡	3,000	3,148
Series 2014-CR19, Class B, 4.70%, 8/10/2047‡(d)	4,350	4,631
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A3, 3.24%, 4/15/2050	2,403	2,465
Series 2015-C2, Class B, 4.21%, 6/15/2057‡(d)	1,750	1,803
DBJPM Mortgage Trust Series 2017-C6, Class A3, 3.27%, 6/10/2050	2,500	2,578
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K068, Class X1, IO, 0.56%, 8/25/2027(d)	68,096	1,554
Series K740, Class X1, IO, 0.84%, 9/25/2027(d)	104,752	4,108
Series K114, Class X1, IO, 1.21%, 6/25/2030(d)	39,919	3,360
FNMA ACES Series 2020-M10, Class X1, IO, 1.92%, 12/25/2030(d)	57,476	7,327
FREMF Mortgage Trust
Series 2016-K723, Class C, 3.69%, 11/25/2023(a)(d)	2,700	2,775
Series 2018-K733, Class C, 4.22%, 9/25/2025(a)(d)	7,000	7,416
Series 2019-K735, Class B, 4.16%, 5/25/2026(a)(d)	7,480	8,092
Series 2012-K20, Class C, 4.01%, 5/25/2045(a)(d)	4,500	4,555
Series 2013-K24, Class C, 3.63%, 11/25/2045(a)(d)	4,500	4,581
Series 2013-K29, Class C, 3.59%, 5/25/2046(a)(d)	1,580	1,627
Series 2013-K28, Class C, 3.61%, 6/25/2046(a)(d)	7,000	7,192
Series 2013-K32, Class C, 3.64%, 10/25/2046(a)(d)	3,000	3,094
Series 2013-K35, Class C, 4.07%, 12/25/2046(a)(d)	5,000	5,212
Series 2014-K37, Class B, 4.72%, 1/25/2047(a)(d)	3,150	3,353
Series 2014-K39, Class C, 4.28%, 8/25/2047(a)(d)	6,500	6,879
Series 2015-K721, Class C, 3.67%, 11/25/2047(a)(d)	6,100	6,205
Series 2014-K41, Class B, 3.96%, 11/25/2047(a)(d)	18,840	20,010
Series 2014-K41, Class C, 3.96%, 11/25/2047(a)(d)	4,350	4,586
Series 2015-K44, Class B, 3.80%, 1/25/2048(a)(d)	6,000	6,330
Series 2015-K42, Class C, 3.98%, 1/25/2048(a)(d)	1,000	1,044
Series 2015-K43, Class C, 3.86%, 2/25/2048(a)(d)	6,000	6,245
Series 2015-K45, Class B, 3.71%, 4/25/2048(a)(d)	1,246	1,313
Series 2015-K45, Class C, 3.71%, 4/25/2048(a)(d)	9,700	10,010
Series 2016-K54, Class B, 4.19%, 4/25/2048(a)(d)	1,500	1,623
Series 2015-K49, Class B, 3.85%, 10/25/2048(a)(d)	11,350	12,021
Series 2015-K50, Class B, 3.91%, 10/25/2048(a)(d)	8,000	8,514
Series 2015-K50, Class C, 3.91%, 10/25/2048(a)(d)	2,000	2,078
Series 2016-K722, Class C, 3.99%, 7/25/2049(a)(d)	4,000	4,111
Series 2017-K726, Class B, 4.14%, 7/25/2049(a)(d)	7,375	7,778
Series 2017-K729, Class B, 3.80%, 11/25/2049(a)(d)	5,600	5,882
Series 2017-K724, Class B, 3.64%, 12/25/2049(a)(d)	3,000	3,114
Series 2018-K730, Class C, 3.92%, 2/25/2050(a)(d)	1,620	1,689
Series 2017-K725, Class B, 4.02%, 2/25/2050(a)(d)	2,500	2,625
Series 2019-K734, Class B, 4.19%, 2/25/2051(a)(d)	3,400	3,659
Series 2020-K737, Class B, 3.41%, 1/25/2053(a)(d)	1,540	1,621
GS Mortgage Securities Trust
Series 2013-GC12, Class B, 3.78%, 6/10/2046‡(d)	2,625	2,699
Series 2014-GC24, Class A5, 3.93%, 9/10/2047	14,925	15,874
Independence Plaza Trust Series 2018-INDP, Class C, 4.16%, 7/10/2035‡(a)	3,225	3,328
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class C, 4.41%, 7/15/2048‡(d)	9,000	9,180
Series 2015-C31, Class C, 4.77%, 8/15/2048‡(d)	2,750	2,872
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6, Class A3, 3.11%, 7/15/2050	8,000	8,202

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP2, Class A3, 2.56%, 8/15/2049	5,500	5,629
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class A, 0.64%, 12/15/2037(a)(d)	3,097	3,067
Series 2021-KDIP, Class B, 0.89%, 12/15/2037‡(a)(d)	2,250	2,228
MHC Commercial Mortgage Trust
Series 2021-MHC, Class A, 0.89%, 4/15/2038(a)(d)	3,500	3,491
Series 2021-MHC, Class D, 1.69%, 4/15/2038‡(a)(d)	2,500	2,494
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C13, Class A3, 3.77%, 11/15/2046	889	917
Series 2014-C17, Class A4, 3.44%, 8/15/2047	1,644	1,676
Series 2014-C17, Class C, 4.64%, 8/15/2047‡(d)	5,339	5,535
Series 2014-C18, Class B, 4.61%, 10/15/2047‡(d)	5,250	5,544
Series 2015-C24, Class A3, 3.48%, 5/15/2048	7,874	8,274
Series 2016-C31, Class B, 3.88%, 11/15/2049‡(d)	4,140	4,377
Morgan Stanley Capital I Series 2017-HR2, Class A2, 3.35%, 12/15/2050	4,000	4,071
Morgan Stanley Capital I Trust Series 2021-L6, Class A2, 2.13%, 6/15/2054	3,884	3,930
MRCD MARK Mortgage Trust Series 2019-PARK, Class B, 2.72%, 12/15/2036(a)	6,000	6,040
OPG Trust Series 2021-PORT, Class B, 0.80%, 10/15/2036‡(a)(d)	6,270	6,221
PFP Ltd. (Cayman Islands) Series 2021-7, Class A, 0.94%, 4/14/2038(a)(d)	21,999	21,836
Velocity Commercial Capital Loan Trust
Series 2021-1, Class A, 1.40%, 5/25/2051(a)(d)	4,578	4,491
Series 2021-2, Class A, 1.52%, 8/25/2051(a)(d)	25,440	24,997
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class A, 1.24%, 2/15/2040(a)(d)	10,497	10,500
Series 2015-C28, Class B, 4.23%, 5/15/2048‡(d)	3,000	3,175
Series 2015-C29, Class C, 4.36%, 6/15/2048‡(d)	1,250	1,317
Series 2016-C37, Class A3, 3.70%, 12/15/2049	738	760
Series 2017-C41, Class A2, 2.59%, 11/15/2050	2,000	2,021
WFRBS Commercial Mortgage Trust Series 2014-C25, Class AS, 3.98%, 11/15/2047	7,605	8,033

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $463,745)		456,463

MORTGAGE-BACKED SECURITIES — 2.4%
FHLMC
Pool # 611141, ARM, 2.23%, 1/1/2027(d)	10	10
Pool # 846774, ARM, 2.34%, 12/1/2027(d)	7	8
Pool # 1B2844, ARM, 1.96%, 3/1/2035(d)	60	61
Pool # 1L1380, ARM, 2.79%, 3/1/2035(d)	874	940
Pool # 1L1379, ARM, 2.90%, 10/1/2035(d)	537	545
Pool # 1G1861, ARM, 2.41%, 3/1/2036(d)	313	326
Pool # 1J1380, ARM, 2.79%, 3/1/2036(d)	282	300
Pool # 1J1313, ARM, 1.76%, 6/1/2036(d)	68	71
Pool # 1G1028, ARM, 2.04%, 7/1/2036(d)	21	23
Pool # 1N0273, ARM, 2.04%, 8/1/2036(d)	51	53
Pool # 1K0035, ARM, 2.36%, 8/1/2036(d)	59	59
Pool # 1J1393, ARM, 1.80%, 10/1/2036(d)	526	551
Pool # 1J1378, ARM, 2.01%, 11/1/2036(d)	153	160
Pool # 1N0346, ARM, 1.82%, 12/1/2036(d)	105	106
Pool # 1J1467, ARM, 2.00%, 12/1/2036(d)	138	145
Pool # 1J1418, ARM, 2.06%, 12/1/2036(d)	72	72
Pool # 1J1541, ARM, 2.09%, 1/1/2037(d)	454	471
Pool # 1J1516, ARM, 2.07%, 2/1/2037(d)	72	76
Pool # 1J1543, ARM, 2.48%, 2/1/2037(d)	48	48
Pool # 1N1458, ARM, 1.69%, 3/1/2037(d)	189	197
Pool # 1J1635, ARM, 1.95%, 3/1/2037(d)	150	157
Pool # 1J1522, ARM, 2.55%, 3/1/2037(d)	114	121
Pool # 1Q0339, ARM, 2.18%, 4/1/2037(d)	18	19

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # 1Q0697, ARM, 1.78%, 5/1/2037(d)	563	586
Pool # 1J1681, ARM, 2.23%, 6/1/2037(d)	899	952
Pool # 1J1685, ARM, 2.23%, 6/1/2037(d)	272	274
Pool # 847871, ARM, 1.21%, 8/1/2037(d)	111	111
Pool # 1J2834, ARM, 2.14%, 8/1/2037(d)	124	131
Pool # 1Q0476, ARM, 2.06%, 10/1/2037(d)	154	155
Pool # 1J2945, ARM, 2.00%, 11/1/2037(d)	52	52
Pool # 1Q0894, ARM, 2.44%, 1/1/2038(d)	281	284
Pool # 1Q0722, ARM, 2.41%, 4/1/2038(d)	277	294
FHLMC Gold Pools, 15 Year
Pool # G13274, 5.50%, 10/1/2023	130	133
Pool # G13301, 5.50%, 10/1/2023	523	537
Pool # J10284, 6.00%, 12/1/2023	14	14
Pool # G13433, 5.50%, 1/1/2024	64	66
Pool # J14783, 4.00%, 3/1/2026	64	68
Pool # G14643, 4.00%, 8/1/2026	82	87
Pool # G14973, 4.00%, 12/1/2028	91	98
Pool # J31731, 3.00%, 5/1/2030	469	495
FHLMC Gold Pools, 20 Year
Pool # G30262, 6.00%, 10/1/2024	38	42
Pool # G30325, 5.50%, 3/1/2027	674	748
Pool # C91261, 4.50%, 8/1/2029	135	145
Pool # C91349, 4.50%, 12/1/2030	129	140
Pool # G30565, 4.50%, 10/1/2031	283	307
Pool # G30701, 5.00%, 11/1/2031	104	114
Pool # C91388, 3.50%, 2/1/2032	2,783	2,941
Pool # C91447, 3.50%, 5/1/2032	209	223
Pool # C91449, 4.00%, 5/1/2032	1,068	1,158
Pool # C91581, 3.00%, 11/1/2032	1,062	1,126
Pool # G30669, 4.50%, 12/1/2033	1,519	1,654
Pool # C91761, 4.00%, 5/1/2034	1,032	1,126
Pool # K92617, 3.00%, 4/1/2035	4,888	5,179
Pool # C91862, 3.50%, 1/1/2036	3,776	4,035
Pool # C91880, 3.50%, 6/1/2036	2,025	2,187
FHLMC Gold Pools, 30 Year
Pool # A30588, 6.00%, 7/1/2032	99	110
Pool # G01665, 5.50%, 3/1/2034	1,978	2,268
Pool # G05046, 5.00%, 11/1/2036	109	124
Pool # G03073, 5.50%, 7/1/2037	887	1,020
Pool # G04772, 7.00%, 8/1/2038	119	136
Pool # G05798, 5.50%, 1/1/2040	210	243
Pool # G06061, 4.00%, 10/1/2040	4,376	4,816
Pool # Q06999, 4.00%, 3/1/2042	2,515	2,747
Pool # Q35618, 4.00%, 8/1/2045	3,187	3,505
Pool # G60701, 4.50%, 3/1/2046	2,825	3,102
Pool # G08729, 4.50%, 9/1/2046	623	677
Pool # Q53595, 3.50%, 1/1/2048	3,692	3,918
FHLMC Gold Pools, Other
Pool # T45022, 2.50%, 1/1/2028	3,433	3,514
Pool # U79013, 2.50%, 4/1/2028	758	786
Pool # U79014, 2.50%, 5/1/2028	976	1,012
Pool # T40143, 2.50%, 7/1/2028	659	674
Pool # U79019, 3.00%, 7/1/2028	160	168
Pool # U79026, 2.50%, 9/1/2028	186	193
Pool # U49013, 3.00%, 9/1/2028	1,508	1,585
Pool # G20027, 10.00%, 10/1/2030	33	36
Pool # G20028, 7.50%, 12/1/2036	2,186	2,437
Pool # RE6019, 3.00%, 12/1/2049	777	792
Pool # RE6030, 3.50%, 2/1/2050	592	611
Pool # RE6028, 3.00%, 4/1/2050	475	484

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # RE6048, 2.50%, 5/1/2050	1,780		1,813
Pool # RE6041, 3.00%, 5/1/2050	8,246		8,398
Pool # RE6052, 3.00%, 7/1/2050	2,967		3,021
FHLMC UMBS, 15 Year
Pool # ZS8076, 4.00%, 7/1/2033	2,506		2,687
Pool # ZS8124, 4.00%, 8/1/2033	3,878		4,222
FHLMC UMBS, 20 Year Pool # ZT1674, 5.00%, 2/1/2035	5,585		6,164
FHLMC UMBS, 30 Year
Pool # ZM4070, 4.00%, 9/1/2047	4,463		4,835
Pool # ZM4714, 3.50%, 11/1/2047	2,419		2,557
FNMA
Pool # 325081, ARM, 2.72%, 10/1/2025(d)	3		3
Pool # 409902, ARM, 2.24%, 6/1/2027(d)	6		6
Pool # 52597, ARM, 2.13%, 7/1/2027(d)	2		2
Pool # 725902, ARM, 1.91%, 9/1/2034(d)	48		48
Pool # 810896, ARM, 1.68%, 1/1/2035(d)	29		30
Pool # 865095, ARM, 2.70%, 10/1/2035(d)	451		459
Pool # AD0295, ARM, 2.52%, 3/1/2036(d)	418		419
Pool # 877009, ARM, 2.67%, 3/1/2036(d)	416		438
Pool # 894571, ARM, 2.71%, 3/1/2036(d)	799		849
Pool # 895687, ARM, 1.85%, 5/1/2036(d)	44		46
Pool # 882099, ARM, 1.91%, 7/1/2036(d)	72		73
Pool # 745858, ARM, 1.96%, 8/1/2036(d)	42		43
Pool # 886558, ARM, 2.02%, 8/1/2036(d)	155		162
Pool # 887714, ARM, 2.17%, 8/1/2036(d)	97		98
Pool # 884722, ARM, 2.18%, 8/1/2036(d)	69		69
Pool # 745762, ARM, 2.27%, 8/1/2036(d)	1		1
Pool # 882241, ARM, 1.91%, 10/1/2036(d)	199		200
Pool # AD0296, ARM, 1.87%, 12/1/2036(d)	421		421
Pool # 870920, ARM, 1.92%, 12/1/2036(d)	19		20
Pool # 905593, ARM, 2.06%, 12/1/2036(d)	44		46
Pool # 905196, ARM, 2.29%, 12/1/2036(d)	18		18
Pool # 920954, ARM, 1.70%, 1/1/2037(d)	466		484
Pool # 888143, ARM, 1.93%, 1/1/2037(d)	46		48
Pool # 913984, ARM, 1.61%, 2/1/2037(d)	312		324
Pool # 910178, ARM, 2.18%, 3/1/2037(d)	434		436
Pool # 936588, ARM, 1.27%, 4/1/2037(d)	63		65
Pool # 888750, ARM, 2.07%, 4/1/2037(d)	68		71
Pool # 948208, ARM, 1.47%, 7/1/2037(d)	502		518
Pool # 944105, ARM, 1.48%, 7/1/2037(d)	7		7
Pool # 888620, ARM, 1.73%, 7/1/2037(d)	41		41
Pool # 950385, ARM, 1.08%, 8/1/2037(d)	7		7
Pool # 950382, ARM, 1.26%, 8/1/2037(d)	905		928
Pool # AD0081, ARM, 1.86%, 11/1/2037(d)	168		168
Pool # 952182, ARM, 1.95%, 11/1/2037(d)	200		210
Pool # 995108, ARM, 2.10%, 11/1/2037(d)	605		645
Pool # 966911, ARM, 2.07%, 12/1/2037(d)	67		70
FNMA UMBS, 10 Year Pool # MA2233, 2.50%, 4/1/2025	65		67
FNMA UMBS, 15 Year
Pool # 890129, 6.00%, 12/1/2021	—	(g)	—	(g)
Pool # 889094, 6.50%, 1/1/2023	33		33
Pool # 995286, 6.50%, 3/1/2023	3		3
Pool # AL0229, 5.50%, 9/1/2023	42		43
Pool # AA1035, 6.00%, 12/1/2023	24		25
Pool # AD0471, 5.50%, 1/1/2024	11		11
Pool # 995381, 6.00%, 1/1/2024	34		35
Pool # AE0081, 6.00%, 7/1/2024	171		176
Pool # 931730, 5.00%, 8/1/2024	77		80
Pool # AD0365, 5.50%, 9/1/2024	23		23
Pool # AD0662, 5.50%, 1/1/2025	366		376
Pool # AL2193, 5.50%, 7/1/2025	534		549

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # AJ5336, 3.00%, 11/1/2026	75	79
Pool # AK0971, 3.00%, 2/1/2027	72	75
Pool # AO0800, 3.00%, 4/1/2027	100	105
Pool # AP7842, 3.00%, 9/1/2027	88	92
Pool # AL3439, 4.00%, 9/1/2027	352	372
Pool # AL4307, 4.00%, 10/1/2028	686	737
Pool # AL6105, 4.00%, 12/1/2029	62	66
Pool # MA2246, 3.00%, 4/1/2030	1,801	1,900
Pool # FM4436, 4.00%, 6/1/2034	2,965	3,195
Pool # FM2989, 3.00%, 9/1/2034	10,525	11,111
FNMA UMBS, 20 Year
Pool # 254344, 6.50%, 6/1/2022	26	29
Pool # 745763, 6.50%, 3/1/2025	34	38
Pool # 256714, 5.50%, 5/1/2027	179	199
Pool # MA0214, 5.00%, 10/1/2029	860	950
Pool # AD5474, 5.00%, 5/1/2030	292	322
Pool # MA0534, 4.00%, 10/1/2030	124	133
Pool # AL4165, 4.50%, 1/1/2031	714	774
Pool # MA0804, 4.00%, 7/1/2031	130	141
Pool # MA0792, 4.50%, 7/1/2031	1,145	1,242
Pool # MA3894, 4.00%, 9/1/2031	173	187
Pool # 890653, 4.50%, 1/1/2032	577	625
Pool # AL5958, 4.00%, 3/1/2032	1,407	1,514
Pool # MA1037, 3.00%, 4/1/2032	1,183	1,229
Pool # AL1722, 4.50%, 4/1/2032	100	108
Pool # AB5811, 3.00%, 8/1/2032	1,640	1,737
Pool # AL7474, 3.50%, 10/1/2032	1,235	1,304
Pool # MA1270, 2.50%, 11/1/2032	709	728
Pool # AL3190, 4.00%, 12/1/2032	467	506
Pool # MA1802, 3.00%, 1/1/2034	876	926
Pool # AL8051, 4.00%, 5/1/2034	4,067	4,448
Pool # AL5373, 4.50%, 5/1/2034	518	565
Pool # MA2587, 3.50%, 4/1/2036	2,559	2,725
Pool # FM2477, 3.00%, 5/1/2036	3,808	4,033
Pool # AS7789, 3.00%, 8/1/2036	4,401	4,632
Pool # BM1370, 3.00%, 4/1/2037	2,185	2,288
Pool # BJ2544, 3.00%, 12/1/2037	1,633	1,712
Pool # FM2922, 3.00%, 2/1/2038	2,673	2,831
FNMA UMBS, 30 Year
Pool # 250511, 6.50%, 3/1/2026	1	1
Pool # 555889, 8.00%, 12/1/2030	10	11
Pool # 254548, 5.50%, 12/1/2032	1,035	1,185
Pool # 555458, 5.50%, 5/1/2033	2,006	2,320
Pool # AB0054, 4.50%, 12/1/2034	2,566	2,836
Pool # 735503, 6.00%, 4/1/2035	1,406	1,601
Pool # 745275, 5.00%, 2/1/2036	2,433	2,767
Pool # 889118, 5.50%, 4/1/2036	2,757	3,155
Pool # 889209, 5.00%, 5/1/2036	142	161
Pool # 745948, 6.50%, 10/1/2036	214	250
Pool # 889494, 5.50%, 1/1/2037	192	222
Pool # AD0249, 5.50%, 4/1/2037	1,921	2,197
Pool # 995024, 5.50%, 8/1/2037	289	333
Pool # 950302, 7.00%, 8/1/2037	507	603
Pool # 888890, 6.50%, 10/1/2037	608	708
Pool # 929005, 6.00%, 1/1/2038	450	527
Pool # 890268, 6.50%, 10/1/2038	1,052	1,216
Pool # 995149, 6.50%, 10/1/2038	664	768
Pool # AL7521, 5.00%, 6/1/2039	367	415
Pool # AC3237, 5.00%, 10/1/2039	158	181
Pool # AB2025, 5.00%, 1/1/2040	968	1,100

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # AD6431, 4.50%, 6/1/2040	193		213
Pool # AT6153, 4.00%, 2/1/2042	8,522		9,373
Pool # AK6740, 4.00%, 3/1/2042	1,881		2,088
Pool # AL2171, 4.00%, 6/1/2042	2,409		2,654
Pool # AO9370, 3.50%, 7/1/2042	3,404		3,675
Pool # AO7185, 4.00%, 9/1/2042	978		1,073
Pool # AB9260, 3.50%, 5/1/2043	2,948		3,182
Pool # AS1334, 4.50%, 12/1/2043	3,135		3,480
Pool # BM3560, 4.00%, 11/1/2044	1,388		1,526
Pool # FM3582, 4.00%, 11/1/2044	1,961		2,159
Pool # AL7622, 4.00%, 5/1/2045	3,016		3,318
Pool # AL7590, 3.50%, 10/1/2045	807		864
Pool # BM5450, 5.00%, 2/1/2049	4,908		5,473
FNMA, 30 Year Pool # 801357, 5.50%, 8/1/2034	57		62
FNMA, Other
Pool # AB7351, 2.50%, 12/1/2027	737		769
Pool # AQ8837, 2.50%, 12/1/2027	437		453
Pool # AQ9357, 2.50%, 1/1/2028	243		249
Pool # AQ9760, 2.50%, 2/1/2028	1,318		1,377
Pool # MA1360, 2.50%, 2/1/2028	1,495		1,550
Pool # MA1557, 3.00%, 8/1/2028	274		288
Pool # BK4847, 2.50%, 4/1/2033	398		406
Pool # MA0896, 4.00%, 11/1/2041	462		484
Pool # MA1188, 3.00%, 9/1/2042	2,264		2,324
Pool # MA1349, 3.00%, 2/1/2043	2,119		2,177
Pool # MA1371, 3.00%, 3/1/2043	715		734
Pool # MA1433, 3.00%, 5/1/2043	931		956
Pool # MA1510, 4.00%, 7/1/2043	1,100		1,200
Pool # AL6167, 3.50%, 1/1/2044	1,610		1,729
Pool # BM3994, 3.50%, 1/1/2044	2,094		2,249
Pool # AL6854, 3.00%, 2/1/2044	2,909		3,092
Pool # AL7826, 3.50%, 1/1/2046	2,420		2,575
Pool # MA2621, 3.50%, 5/1/2046	619		643
Pool # MA2744, 3.50%, 9/1/2046	1,266		1,315
Pool # BH8493, 3.00%, 11/1/2047	1,933		1,978
Pool # MA3197, 3.00%, 11/1/2047	905		925
Pool # BM5053, 3.00%, 4/1/2048	721		736
Pool # BM6073, 3.00%, 7/1/2049	1,697		1,750
Pool # MA3876, 3.00%, 12/1/2049	3,072		3,128
Pool # MA3913, 3.00%, 1/1/2050	1,545		1,573
Pool # CA5133, 3.00%, 2/1/2050	683		692
Pool # MA3971, 3.00%, 3/1/2050	4,788		4,875
Pool # MA3997, 3.00%, 4/1/2050	632		644
Pool # CA5979, 3.00%, 5/1/2050	672		685
Pool # MA4029, 3.00%, 5/1/2050	669		681
Pool # MA4057, 2.50%, 6/1/2050	1,024		1,044
Pool # CA6065, 3.00%, 6/1/2050	491		500
Pool # MA4058, 3.00%, 6/1/2050	471		479
Pool # MA4108, 2.50%, 8/1/2050	1,000		1,021
GNMA I, 15 Year
Pool # 782933, 6.50%, 10/15/2023	24		24
Pool # 783929, 4.00%, 5/15/2026	91		95
GNMA I, 30 Year
Pool # 780010, 9.50%, 3/15/2023	—	(g)	—	(g)
Pool # 403964, 9.00%, 9/15/2024	1		1
Pool # 780831, 9.50%, 12/15/2024	1		1
Pool # 780115, 8.50%, 4/15/2025	2		2
Pool # 780965, 9.50%, 12/15/2025	—	(g)	—	(g)
Pool # 423946, 9.00%, 10/15/2026	—	(g)	—	(g)
Pool # 687926, 6.50%, 9/15/2038	1,427		1,689
Pool # 785282, 4.25%, 10/15/2040	13,428		14,765

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # AE7700, 3.50%, 8/15/2043	654		703
GNMA II
Pool # 8938, ARM, 2.00%, 3/20/2022(d)	—	(g)	—	(g)
Pool # 8046, ARM, 2.00%, 9/20/2022(d)	2		2
Pool # 8746, ARM, 2.13%, 11/20/2025(d)	16		16
Pool # 8790, ARM, 2.00%, 1/20/2026(d)	7		7
Pool # 80053, ARM, 2.00%, 3/20/2027(d)	1		1
Pool # 80152, ARM, 2.00%, 1/20/2028(d)	—	(g)	—	(g)
GNMA II, 15 Year
Pool # 5136, 4.00%, 8/20/2026	69		74
Pool # 5208, 3.00%, 10/20/2026	1,094		1,136
Pool # 5277, 3.50%, 1/20/2027	219		232
GNMA II, 30 Year
Pool # 1974, 8.50%, 3/20/2025	3		3
Pool # 1989, 8.50%, 4/20/2025	3		4
Pool # 2285, 8.00%, 9/20/2026	5		6
Pool # 2499, 8.00%, 10/20/2027	2		2
Pool # 2525, 8.00%, 12/20/2027	1		1
Pool # 2646, 7.50%, 9/20/2028	3		3
Pool # 4224, 7.00%, 8/20/2038	719		844
Pool # 4245, 6.00%, 9/20/2038	879		1,008
Pool # 4247, 7.00%, 9/20/2038	1,315		1,564
GNMA II, Other Pool # MA6081, 3.50%, 8/20/2049	1,230		1,259

TOTAL MORTGAGE-BACKED SECURITIES (Cost $289,938)			291,608

	Shares (000)
SHORT-TERM INVESTMENTS — 3.9%
INVESTMENT COMPANIES — 2.1%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01%(h)(i)(Cost $254,852)	254,852		254,852

	Principal Amount ($000)
U.S. TREASURY OBLIGATIONS — 1.8%
U.S. Treasury Bills
0.05%, 12/23/2021(j)(k)	12,118		12,117
0.08%, 6/16/2022(k)	204,380		204,272

TOTAL U.S. TREASURY OBLIGATIONS (Cost $216,405)			216,389

TOTAL SHORT-TERM INVESTMENTS (Cost $471,257)			471,241

Total Investments — 100.9% (Cost $12,303,109)			12,272,829
Liabilities in Excess of Other Assets — (0.9)%			(114,780)

Net Assets — 100.0%			12,158,049

Percentages indicated are based on net assets.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Abbreviations

ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2021.
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2021. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2021.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2021.
(e)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2021.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Amount rounds to less than one thousand.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of November 30, 2021.
(j)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(k)	The rate shown is the effective yield as of November 30, 2021.
‡	Value determined using significant unobservable inputs.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Futures contracts outstanding as of November 30, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	11,679	03/2022	USD	2,553,139	2,818

Short Contracts
U.S. Treasury 5 Year Note	(10,172)	03/2022	USD	(1,234,468)	(7,626)
U.S. Treasury 10 Year Note	(577)	03/2022	USD	(75,461)	(768)
U.S. Treasury 10 Year Ultra Note	(481)	03/2022	USD	(70,684)	(1,092)
U.S. Treasury Ultra Bond	(100)	03/2022	USD	(20,041)	(541)

					(10,027)

					(7,209)

Abbreviations

USD	United States Dollar

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2021.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$2,906,826	$205,402	$3,112,228
Collateralized Mortgage Obligations	—	1,190,420	1,976	1,192,396
Commercial Mortgage-Backed Securities	—	374,987	81,476	456,463
Corporate Bonds	—	3,443,670	—	3,443,670
Mortgage-Backed Securities	—	291,608	—	291,608
U.S. Treasury Obligations	—	3,305,223	—	3,305,223
Short-Term Investments
Investment Companies	254,852	—	—	254,852
U.S. Treasury Obligations	—	216,389	—	216,389

Total Short-Term Investments	254,852	216,389	—	471,241

Total Investments in Securities	$254,852	$11,729,123	$288,854	$12,272,829

Appreciation in Other Financial Instruments
Futures Contracts	$2,818	$—	$—	$2,818
Depreciation in Other Financial Instruments
Futures Contracts	(10,027)	—	—	(10,027)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(7,209)	$—	$—	$(7,209)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 28, 2021	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2021
Investments in Securities:
Asset-Backed Securities	$ 139,458	$—	$ (2,864)	$ (123)	$141,446	$ (106,935)	$34,420	$—	$205,402
Collateralized Mortgage Obligations	1,998	—	(22)	— (a)	—	—	—	—	1,976
Commercial Mortgage-Backed Securities	54,849	148	(1,544)	(56)	22,493	(4,060)	9,646	—	81,476

Total	$ 196,305	$148	$ (4,430)	$ (179)	$163,939	$ (110,995)	$44,066	$—	$288,854

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2021, which were valued using significant unobservable inputs (level 3) amounted to $(4,129).

There were no significant transfers into or out of level 3 for the period ended November 30, 2021.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at November 30, 2021	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$185,760	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 35.00% (7.32%)
			Constant Default Rate	0.00% - 6.00% (0.01%)
			Yield (Discount Rate of Cash Flows)	0.50% - 3.26% (2.25%)

Asset-Backed Securities	185,760

	1,976	Discounted Cash Flow	Constant Prepayment Rate	100% (100%)
			Yield (Discount Rate of Cash Flows)	2.38% (2.38%)

Collateralized Mortgage Obligations	1,976

	73,178	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	1.75% - 3.71% (2.74%)

Commercial Mortgage-Backed Securities	73,178

$260,914

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At November 30, 2021, the value of these investments was $27,940. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

For the period ended November 30, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2021	Shares at November 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01%(a)(b)	$437,287	$5,874,655	$6,057,090	$—	$—	$254,852	254,852	$24	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2021.